  Filed with the Securities and Exchange Commission on October 22, 2009
                                                         Registration No. 333-71834
                                                     Investment Company Act No. 811-5438

                                                     SECURITIES AND EXCHANGE COMMISSION
                                                            WASHINGTON, D.C. 20549

                                                                  FORM N-4
                                           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                       Post-Effective Amendment No. 42
                                                                     and
                                       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                              Amendment No. 183

                                     PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                          (Exact Name of Registrant)

                                               PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                             (Name of Depositor)

                                               ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                             (Address of Depositor's Principal Executive Offices)

                                                               (203) 926-1888
                                                       (Depositor's Telephone Number)

                                                   JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                               One Corporate Drive, Shelton, Connecticut 06484
                                             (Name and Address of Agent for Service of Process)

                                                                  Copy To:

                                                        C. CHRISTOPHER SPRAGUE, ESQ.
                                                    VICE PRESIDENT AND CORPORATE COUNSEL
                                        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

                                         Approximate Date of Proposed Sale to the Public: Continuous

                                 It is proposed that this filing become effective: (check appropriate space)

                                      [_]immediately upon filing pursuant to paragraph (b) of Rule 485

                                        [X]on October 26, 2009 pursuant to paragraph (b) of Rule 485

                                      [_]60 days after filing pursuant to paragraph (a) (i) of Rule 485

                                          [_]on ________ pursuant to paragraph (a) (i) of Rule 485

                                     [_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

                                          [_]on ________ pursuant to paragraph (a) (ii) of Rule 485

                                                  If appropriate, check the following box:

                                   [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

ASXT-SIX

                                                                    Note:

Registrant is filing this Post-Effective Amendment No. 42 to Registration Statement No. 333-71834 for the purpose of including in the
Registration Statement Prospectus Supplements. The Prospectuses, Statement of Additional Information and Part C that were filed as part of
Post-Effective Amendment No. 38 filed with the SEC on April 17, 2009, are hereby incorporated by reference. Financial statements for the
Depositor and the Registrant, each dated December 31, 2008, are incorporated herein by reference to that Post-Effective Amendment.
Additionally, all Prospectus Supplements and Exhibits to Part C filed in Post-effective Amendments Nos. 39 and 40, dated June 1, 2009 and
July 30, 2009, respectively, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                                                    Prudential Annuities Life Assurance Corporation

Advanced Series Advisor PlanSM III (ASAP III)

Advanced Series APEXSM II (APEX II)
Advanced Series XTra Credit SIXSM (XT6)
Advanced Series LifevestSM II (ASL II)
                                                  Supplement dated November 16, 2009
                                                                  To

                                                    Prospectuses dated May 1, 2009

This  supplement  should be read and retained with the prospectus for your Annuity.  If you would like another copy of the  prospectus, please call us at 1-888-PRU-2888.

This supplement  describes two new guaranteed minimum  accumulation  benefits called Highest DailySM Guaranteed Return Option SM II and
Guaranteed  Return  OptionSM  Plus II. Each of these  benefits  is an optional  benefit  available  under each of the  above-referenced
Annuities.

This supplement also describes an option available to those currently  participating  in Highest Daily GROSM or GRO Plus 2008SM,  under which they may elect,  at no cost, a "90% cap rule" that limits the amount of Account Value that may be  transferred  into the required
AST bond portfolio  Sub-account.  If you elect the 90% cap rule, we will replace the current  formula  governing  asset transfers under the benefit with a formula that will transfer no more than 90% of Account Value into the applicable AST bond portfolio Sub-account.

Highest  DailySM  Guaranteed  Return  OptionSM II (HD GROSM II) and  Guaranteed  Return  OptionSMPlus  II (GRO Plus II) are  guaranteed optional  accumulation  benefits.  In contrast to an optional lifetime income benefit that guarantees a specified amount of withdrawals for life, an accumulation  benefit  guarantees a minimum account value as of a designated  future date.  Thus,  either HD GRO II or GRO
Plus II may be an  appropriate  option for an annuity owner who wants a guaranteed  minimum  account value after a specified  number of years.  Because the  guarantee  inherent in each benefit does not take effect  until a specified  number of years into the future,  you should elect such a benefit only if your investment time horizon is of at least that duration.  Please see the introductory  section of
"Living  Benefits" in the prospectus for a general  discussion of our optional  living  benefits.  As is the case with optional  living benefits in general, the fulfillment of our guarantee under these benefits is dependent on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Guaranteed Return Option PlusSM (GRO  PlusSM)/Guaranteed  Return Option Plus 2008SM (GRO Plus 2008SM)/  Guaranteed Return OptionSM Plus
II (GRO Plus  II)/Guaranteed  Return Option  (GRO)(R)/Highest  Daily  Guaranteed  Return Option (Highest Daily  GRO)SM/Highest  DailySM
Guaranteed  Return  OptionSM II (HD GROSMII):  Each of GRO Plus, GRO Plus 2008, GRO, GRO Plus II, Highest Daily GRO, and HD GRO II is a
separate  optional  benefit  that,  for an  additional  cost,  guarantees a minimum  Account Value at one or more future dates and that requires your  participation  in a program that may transfer  your Account Value  according to a  predetermined  mathematical  formula.
Each benefit has different  features,  so please consult the pertinent  benefit  description in the section of the prospectus  entitled
"Living Benefits". Certain of these benefits are no longer available for election.

B. We revise the section  entitled "Your Optional  Benefit Fees and Charges" to add the following line items that set forth the fee for each of HD GRO II and GRO Plus II:

---------------------------------------------------------------------------------------------------------------------------------

                                            YOUR OPTIONAL BENEFIT FEES AND CHARGES

---------------------------------------------------------------------------------------------------------------------------------
------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------

    OPTIONAL BENEFIT        OPTIONAL BENEFIT        TOTAL ANNUAL        TOTAL ANNUAL        TOTAL ANNUAL        TOTAL ANNUAL
                               FEE/CHARGE             CHARGE(2)           CHARGE(2)          CHARGE(2)           CHARGE(2)
                           (as a percentage of      for ASAP III         for APEX II         for ASL II           for XT6
                             Sub-account net
                             assets, unless
                          otherwise indicated)

------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------
------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------

      GRO PLUS II
  Current and Maximum
       Charge(3)                  0.60%                 1.85%               2.25%              2.25%               2.25%

------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------
------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------

  HIGHEST DAILY GRO II
  Current and Maximum
       Charge(3)
                                  0.60%                 1.85%               2.25%              2.25%               2.25%

------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------

             HOW CHARGE IS DETERMINED
             1) GRO Plus II. Charge for this benefit is assessed against the average daily net assets of the  Sub-accounts.  For
             ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25%  thereafter.  For APEX II and ASL
             II, the 2.25% total annual charge applies in all Annuity Years,  and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
             Highest  Daily  GRO II.  Charge  for this  benefit  is  assessed  against  the  average  daily  net  assets  of the
             Sub-accounts.  For ASAP III, the 1.85% total annual charge  applies in Annuity  Years 1-8 and is 1.25%  thereafter.
             For APEX II and ASL II, the 2.25% total annual charge  applies in all Annuity  Years,  and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.

             2) The Total Annual Charge includes the Insurance Charge and Distribution  Charge (if applicable)  assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit, the Total
             Annual Charge would be higher to include the charge for each optional benefit.
             3) Because there is no higher charge to which we could increase the current charge,  the current charge and maximum charge are one and the same.  Thus,  so long as you retain the  benefit,  we cannot  increase  your  charge for the benefit.  However,  subject  to any  regulatory  approval,  we do  reserve  the right to  increase  the  charge for newly-issued  Annuities  that elect the  benefit  and for  existing  Annuities  that  elect or re-add  the  benefit post-issue.

             C. The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

             These benefits contain  detailed  provisions,  so please see the following  sections of the Prospectus for complete details:
              Guaranteed Return Option Plus 2008*
              Highest Daily GRO*
              Guaranteed Return Option Plus II
              Highest Daily GRO II
             * No longer available for new elections in a given state once Highest Daily GRO II and GRO Plus II, respectively, is approved in that State.

             D. With respect to the "Investment Options" section of the prospectus, we clarify that those electing either
             Guaranteed Return Option Plus II or Highest Daily Guaranteed Return Option II must limit their investment options to either the Group I investment options or Group II Optional Allocation & Rebalancing Program investment options set forth below:

                                                   Group I: Allowable Benefit Allocations
             Permitted Sub-accounts

             AST Academic Strategies Asset Allocation
             AST Advanced Strategies
             AST Balanced Asset Allocation
             AST Capital Growth Asset Allocation
             AST CLS Growth Asset Allocation
             AST CLS Moderate Asset Allocation
             AST First Trust Balanced Target
             AST First Trust Capital Appreciation Target
             AST Horizon Growth Asset Allocation
             AST Horizon Moderate Asset Allocation
             AST Niemann Capital Growth Asset Allocation
             AST Preservation Asset Allocation
             AST Schroders Multi-Asset World Strategies
             AST T. Rowe Price Asset Allocation

             Franklin Templeton VIP Founding Funds Allocation Fund

                                             Group II: Optional Allocation & Rebalancing Program

             Permitted Sub-accounts

             AST Academic Strategies Asset Allocation
             AST Advanced Strategies
             AST Aggressive Asset Allocation
             AST AllianceBernstein Growth & Income
             AST Balanced Asset Allocation
             AST CLS Growth Asset Allocation
             AST CLS Moderate Asset Allocation
             AST AllianceBernstein Core Value
             AST American Century Income & Growth
             AST Capital Growth Asset Allocation
             AST Cohen & Steers Realty
             AST DeAM Large-Cap Value
             AST Federated Aggressive Growth
             AST First Trust Balanced Target
             AST First Trust Capital Appreciation Target
             AST Global Real Estate
             AST Goldman Sachs Concentrated Growth
             AST Goldman Sachs Mid-Cap Growth
             AST Goldman Sachs Small-Cap Value
             AST High Yield
             AST Horizon Growth Asset Allocation
             AST Horizon Moderate Asset Allocation
             AST International Growth
             AST International Value
             AST Jennison Large-Cap Growth
             AST Jennison Large-Cap Value
             AST JPMorgan International Equity
             AST Large-Cap Value
             AST Lord Abbett Bond-Debenture
             AST Marsico Capital Growth
             AST MFS Global Equity
             AST MFS Growth
             AST Mid-Cap Value
             AST Money Market
             AST Neuberger Berman Mid-Cap Growth
             AST Neuberger Berman/LSV Mid-Cap Value
             AST Neuberger Berman Small-Cap Growth
             AST Niemann Capital Growth Asset Allocation
             AST Parametric Emerging Markets Equity
             AST PIMCO Limited Maturity Bond
             AST PIMCO Total Return Bond
             AST Preservation Asset Allocation
             AST QMA US Equity Alpha
             AST Schroders Multi-Asset World Strategies Asset Allocation
             AST Small-Cap Growth
             AST Small-Cap Value
             AST T. Rowe Price Asset Allocation
             AST T. Rowe Price Global Bond
             AST T. Rowe Price Large-Cap Growth
             AST T. Rowe Price Natural Resources
             AST UBS Dynamic Alpha Strategy
             AST Western Asset Core Plus Bond

             Franklin Templeton VIP Founding Funds Allocation Fund

             The following additional Portfolios are available with ASAP III, APEX II AND ASL II only:

             ProFund VP*
             Consumer Goods
             Consumer Services
             Financials
             Health Care
             Industrials
             Large-Cap Growth
             Large-Cap Value
             Mid-Cap Growth
             Mid-Cap Value
             Real Estate
             Small-Cap Growth
             Small-Cap Value
             Telecommunications
             Utilities

             *For ASAP III, XT6, and ASL II Annuities issued beginning on May 26, 2008, we limit the Owner's ability to invest in the ProFund VP Portfolios.
             Specifically:
             o We will not permit those who acquire an ASAP III, XT6, or ASL II Annuity on or after May 26, 2008 (including beneficiaries who acquire such an Annuity under the Beneficiary Continuation Option) to invest in any ProFund
                VP Portfolio; and
             o Those who acquired an ASAP III, XT6, or ASL II Annuity prior to May 26, 2008 may invest in any ProFund VP
                Portfolio without being subject to the above restrictions; and
             o Those who currently hold an APEX II Annuity, or who acquire an APEX II Annuity after May 26, 2008, may invest in any ProFund VP Portfolio (except that beneficiaries who acquire an APEX II Annuity on or after May 26, 2008 under the Beneficiary Continuation Option may not invest in any ProFund VP Portfolio).

             E. GUARANTEED RETURN OPTION PLUS II
             We add the following to the section entitled "Living Benefits."

             Guaranteed Return Option Plus II (GRO Plus II)

             You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available.  In addition, you may cancel GRO Plus II and then  re-elect the benefit on the next  Valuation  Day if  available,  provided that your Account Value is allocated as required by the benefit and you otherwise  meet our  eligibility  rules.  If you cancel the benefit,  you lose all guarantees  that you had  accumulated  under the benefit.  The initial  guarantee under the  newly-elected  benefit will be based on your current  Account Value at the time the new benefit  becomes effective on your Annuity.  GRO Plus II is not available if you  participate in any other optional  living benefit.
             However,  GRO Plus II may be elected  together with any optional death benefit,  other than the Highest Daily Value
             Death Benefit and the Plus40  Optional Life Insurance  Rider.  As detailed below under "Key Feature - Allocation of
             Account  Value",  your  participation  in this benefit among other things entails your  participation  in a program that, as dictated by a  predetermined  mathematical  formula,  may transfer your Account Value between your elected
             Sub-accounts and an AST bond portfolio Sub-account.

             Under GRO Plus II, we  guarantee  that the  Account  Value on the date that the  benefit  is added to your  Annuity
             (adjusted  for  subsequent  purchase  payments and  withdrawals  as detailed  below) will not be any less than that original value on the seventh  anniversary of benefit  election and each anniversary  thereafter.  We refer to this initial  guarantee as the "base  guarantee." In addition to the base guarantee,  GRO Plus II offers the possibility of an enhanced  guarantee.  You may "manually" lock in an enhanced  guarantee once per "benefit year" (i.e., a year beginning on the date you  acquired  the benefit and each  anniversary  thereafter)  if your Account  Value on that
             Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee.  If you elect to manually lock-in an enhanced  guarantee on an anniversary of the effective date of the benefit,  that lock-in will not count toward the one  elective  manual  lock-in you may make each  benefit  year.  We  guarantee  that the Account  Value locked-in by that enhanced  guarantee  will not be any less seven years later,  and each  anniversary  of that date thereafter.  In addition,  you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit  anniversary  exceeds the highest  existing  guarantee by 7% or more,  we guarantee  that such Account
             Value will not be any less seven  benefit  anniversaries  later and each benefit  anniversary  thereafter.  You may maintain only one enhanced  guarantee in addition to your base guarantee.  Thus,  when a new enhanced  guarantee is created,  it cancels any existing enhanced  guarantee.  However,  the fact that an enhanced  guarantee was effected automatically  on a benefit  anniversary  does not prevent you from  "manually"  locking-in  an enhanced  guarantee during the ensuing benefit year. Conversely,  the fact that you "manually" locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent  benefit  anniversary.  You may elect to terminate an enhanced guarantee without also terminating the base guarantee.  If you do, any amounts held in the
             AST bond  portfolio  Sub-account  with  respect  to that  enhanced  guarantee  will be  transferred  to your  other
             Sub-accounts in accordance with your most recent  allocation  instructions  (see below "Key Feature - Allocation of
             Account Value").

             Amounts held in an AST bond portfolio  Sub-account  with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee.  You may not lock in an enhanced guarantee,  either manually or through our optional  automatic  program,  within seven years of the date by which  annuity  payments must commence under  the  terms of your  Annuity  (please  see "How and When Do I Choose  The  Annuity  Payment  Option?"  in the
             prospectus for further  information on your maximum Annuity Date).  The inability to lock in an enhanced  guarantee referenced in the immediately  preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

             In general,  we refer to a date on which the Account Value is guaranteed to be present as the "maturity  date".  If the Account  Value on the maturity  date is less than the  guaranteed  amount,  we will  contribute  funds from our general  account to bring your Account Value up to the guaranteed  amount.  If the maturity date is not a Valuation
             Day, then we would  contribute  such an amount on the next  Valuation Day. We will allocate any such amount to each
             Sub-account  (other  than the AST bond  portfolio  Sub-account  used  with this  benefit  and  described  below) in accordance with your most recent allocation instructions.  Regardless of whether we need to contribute funds at the end of a  guarantee  period,  we will at that  time  transfer  all  amounts  held  within  the AST  bond  portfolio
             Sub-account  associated with the maturing  guarantee to your other  Sub-accounts  on a pro rata basis,  unless your
             Account Value is being allocated  according to an asset allocation program, in such case your Account Value will be transferred according to the program.

             The guarantees provided by the benefit exist only on the applicable maturity date(s).  However,  due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future  guarantees,  the benefit may provide some protection from significant  Sub-account  losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

             We increase both the base guarantee and any enhanced  guarantee by the amount of each Purchase  Payment  (including any associated  purchase Credits) made subsequent to the date that the guarantee was established.  For example,  if the  effective  date of the benefit was January 1, 2010 and the  Account  Value was  $100,000 on that date,  then a
             $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.

             If you make a withdrawal  (including  any CDSC),  we effect a  proportional  reduction to each  existing  guarantee amount.  We calculate a  proportional  reduction  by reducing  each  existing  guarantee  amount by the  percentage represented by the ratio of the withdrawal  amount  (including any CDSC) to your Account Value immediately prior to the withdrawal.

             If you make a withdrawal,  we will deduct the withdrawal amount pro rata from each of your Sub-accounts  (including the AST bond portfolio Sub-account used with this benefit).

             Any partial withdrawal for payment of any third party investment  advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

             EXAMPLE
             This example is purely  hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity.  It is intended to  illustrate  the  proportional  reduction of a withdrawal  on each  guarantee amount under this benefit.

             Assume the following:
             The Issue Date is December 1, 2010
             The benefit is elected on December 1, 2010
             The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000
             An enhanced guarantee amount of $300,000 is locked in on December 1, 2011
             The Account Value immediately prior to the withdrawal is equal to $300,000
             No CDSC is applicable

             If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

              Here is the calculation (figures are rounded):

             -------------------------------------------------------------------------------------------------------------------

             Withdrawal Amount divided by                                                                      $ 50,000

             -------------------------------------------------------------------------------------------------------------------

             Account Value before withdrawal                                                                   $300,000
             Equals ratio                                                                                        16.67%
             All guarantees will be reduced by the above ratio (16.67%)
             Initial guaranteed amount                                                                         $166,667
             Additional guarantee amount                                                                       $250,000

             Key Feature - Allocation of Account Value

             We limit the  Sub-accounts  to which you may allocate  Account Value if you elect GRO Plus II. For purposes of this benefit,  we refer to those  permitted  investment  options  (other than the required bond  portfolio  Sub-accounts discussed below) as the "Permitted Sub-accounts."

             GRO Plus II uses a predetermined  mathematical  formula to help manage your  guarantees  through all market cycles.
             Because the  formula is made part of your Rider  schedule  supplement,  the  formula  applicable  to you may not be altered once you elect the benefit.  However,  subject to regulatory approval, we do reserve the right to amend the formula for  newly-issued  Annuities  that elect or re-elect GRO Plus II and for existing  Annuities that elect the benefit  post-issue.  This required  formula helps us manage our  financial  exposure  under GRO Plus II, by moving assets out of certain  Sub-accounts  if dictated by the formula  (see below).  In essence,  we seek to preserve the value of these assets,  by transferring  them to a more stable option (i.e.,  one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts  corresponding to these bond portfolios collectively as the
             "AST bond portfolio  Sub-accounts".  The formula also  contemplates  the transfer of Account Value from an AST bond portfolio  Sub-account to the other Sub-accounts in certain other scenarios.  The formula is set forth in Section H of this  Supplement.  A summary  description of each AST bond portfolio  Sub-account  appears within the Prospectus section entitled "What Are The Investment  Objectives and Policies Of The Portfolios?" You will be furnished with a prospectus  describing  the AST  bond  portfolios.  In  addition,  you can  find a copy of the AST  bond  portfolio prospectus by going to www.prudentialannuities.com.

             For purposes of operating the GRO Plus II formula,  we have included within this Annuity several AST bond portfolio
             Sub-accounts.  Each AST bond portfolio is unique, in that its underlying  investments generally mature at different times. For example,  there would be an AST bond portfolio whose underlying investments generally mature in 2020, an
             AST bond portfolio whose  underlying  investments  generally  mature in 2021, and so forth. As discussed below, the formula  determines the appropriate AST bond portfolio  Sub-Account to which Account Value is transferred.  We will introduce new AST bond portfolio  Sub-accounts in subsequent  years,  to correspond  generally to the length of new guarantee  periods that are created  under this benefit (and the Highest Daily GRO  benefits).  If you have elected
             GRO Plus II, you may have Account Value  allocated to an AST bond  portfolio  Sub-account  only by operation of the predetermined  mathematical  formula,  and thus you may not allocate  purchase  payments to or make transfers to or from such a Sub-account.  Please see the  Prospectus  for your Annuity and the  prospectus for the Advanced  Series
             Trust for more  information  about each AST bond portfolio  used with this benefit.  Although we employ several AST bond portfolio  Sub-accounts for purposes of the benefit,  the formula described in the next paragraph  operates so that your Account  Value may be  allocated to only one AST bond  portfolio  Sub-account  at one time.  On any day a transfer into or out of the AST bond  portfolio  Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio  Sub-account be made into another AST bond portfolio  Sub-account.  Any transfer into an AST bond portfolio  Sub-account  will be directed to the AST bond portfolio  Sub-account  associated  with the "current liability",  as described below. As indicated,  the AST bond portfolio  Sub-accounts are employed with this benefit to help us mitigate the financial  risks under our guarantee.  Thus, in accordance  with the formula  applicable to you under the benefit, we determine which AST bond portfolio  Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

             In general,  the formula works as follows.  On each Valuation Day, the formula  automatically  performs an analysis with  respect to each  guarantee  that is  outstanding.  For each  outstanding  guarantee,  the  formula  begins by determining the present value on that Valuation Day that, if appreciated at the applicable  "discount rate",  would equal the applicable  guarantee  amount on the maturity  date. As detailed in the formula,  the discount rate is an interest rate determined by taking a benchmark index used within the financial  services industry and then reducing that interest rate by a prescribed  adjustment.  Once  selected,  we do not change the applicable  benchmark  index
             (although we do reserve the right to use a new  benchmark  index if the original  benchmark is  discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current  liability to the amount of your Account Value held within the AST bond  portfolio  Sub-account  and to your Account Value held within the Permitted  Sub-accounts.  If the current  liability,  reduced by the amount held within the AST bond  portfolio  Sub-account,  and divided by the amount held within the  Permitted  Sub-accounts  , exceeds an upper target value  (currently,  85%), then the formula will make a transfer into the AST bond portfolio
             Sub-account,  in the amount  dictated  by the  formula  (subject to the 90% cap  discussed  below).  If the current liability,  reduced by the amount held within the AST bond portfolio Sub-account,  and divided by the amount within your other  Sub-accounts,  is less than a lower  target value  (currently,  79%),  then the formula  will  transfer
             Account Value within the AST bond portfolio  Sub-account into the Permitted  Sub-accounts in the amount dictated by the formula.

             The formula  will not execute a transfer to the AST bond  portfolio  Sub-account  that  results in more than 90% of your Account Value being allocated to the AST bond portfolio  Sub-account ("90% cap").  Thus, on any Valuation Day, if the formula would require a transfer to the AST bond  portfolio  Sub-account  that would result in more than 90%
             of the  Account  Value being  allocated  to the AST bond  portfolio  Sub-account,  only the amount that  results in exactly 90% of the  Account  Value being  allocated  to the AST bond  portfolio  Sub-account  will be  transferred.
             Additionally,  future  transfers  into the AST bond  portfolio  Sub-account  will  not be made  (regardless  of the performance of the AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer  out of the AST bond  portfolio  Sub-account.  Once this  transfer  occurs  out of the AST bond  portfolio
             Sub-account,  future amounts may be  transferred  to or from the AST bond portfolio  Sub-account if dictated by the formula  (subject  to the 90%  cap).  At no time  will  the  formula  make a  transfer  to the AST  bond  portfolio
             Sub-account  that  results in greater  than 90% of your Account  Value being  allocated  to the AST bond  portfolio
             Sub-account.  However,  it is possible that, due to the investment  performance of your allocations in the AST bond portfolio  Sub-account  and your  allocations in the Permitted  Sub-accounts  you have elected,  your Account Value could be more than 90% invested in the AST bond portfolio Sub-account.  If you make additional purchase payments to your  Annuity  while the 90% cap is in effect,  the  formula  will not  transfer  any of such  additional  purchase payments  to the AST bond  portfolio  Sub-account  at least  until  there is first a  transfer  out of the AST bond portfolio Sub-account , regardless of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional  purchase payments you make, less than 90% of your entire  Account  Value is  allocated  to the AST bond  portfolio  Sub-account,  and the formula will still not transfer any of your Account Value to the AST bond portfolio  Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

             For example,
             March 19, 2010 - a transfer is made to the AST bond  portfolio  Sub-account  that  results in the 90% cap being met and now $90,000 is  allocated to the AST bond  portfolio  Sub-account  and $10,000 is allocated to the  Permitted
               Sub-accounts.
             March 20, 2010 - you make an additional  purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
             On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio  Sub-account under the formula) - the $10,000 payment is allocated to the Permitted  Sub-accounts  and on this date you have 82% in the
                AST bond  portfolio  Sub-account  and 18% in the Permitted  Sub-accounts  (such that $20,000 is allocated to the
                Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
             Once there is a transfer out of the AST bond  portfolio  Sub-account  (of any amount),  the formula will operate as described above,  meaning that the formula could transfer amounts to or from the AST bond portfolio  Sub-account if dictated by the formula (subject to the 90% cap).

             Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio
             Sub-account as dictated by the formula.

             As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

             The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
             The difference between your Account Value and your guarantee amount(s);
             The amount of time until the maturity of your guarantee(s);
             The amount invested in, and the performance of, the Permitted Sub-accounts;
             The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
             The discount rate used to determine the present value of your guarantee(s);
             Additional purchase payments, if any, that you make to the Annuity; and
             Withdrawals, if any, taken from the Annuity.

             Any  amounts  invested  in the AST bond  portfolio  Sub-accounts  will  affect  your  ability to  participate  in a subsequent market recovery within the Permitted  Sub-accounts.  Conversely,  the Account Value may be higher at the beginning  of the market  recovery,  e.g.  more of the  Account  Value may have been  protected  from  decline  and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio  Sub-accounts are available only with these benefits,  and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

             Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

             Election/Cancellation of the Benefit
             GRO Plus II can be elected on the Issue Date of your Annuity,  or on any Valuation  Day  thereafter,  provided that your Account Value is allocated in a manner  permitted with the benefit and that you otherwise meet our eligibility rules.  You may elect GRO Plus II only if the  oldest of the Owner and  Annuitant  is 84 or  younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled,  you may terminate  that benefit at any time and elect GRO Plus II.  However you will lose all  guarantees  that you had accumulated under those benefits.  The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

             GRO Plus II will  terminate  automatically  upon:  (a) the death of the Owner or the  Annuitant (in an entity owned contract),  unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to
             begin  annuity  payments;   (c)  as  of  the  anniversary  of  benefit  election  that  immediately   precedes  the
             contractually-mandated  latest annuity date, or (d) upon full  surrender of the Annuity.  If you elect to terminate the  benefit,  GRO Plus II will no longer  provide any  guarantees.  The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

             If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee,  but leave the base guarantee intact.  Upon cancellation,  you may elect any other currently  available living benefit on any Valuation
             Day after you have  cancelled  the GRO Plus II benefit,  provided  that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility  rules. Upon cancellation of the GRO Plus II benefit,  any  Account  Value  allocated  to the AST bond  portfolio  Sub-account  used  with the  formula  will be reallocated to the Permitted Sub-Accounts  according to your most recent allocation  instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations).  Upon your re-election of GRO
             Plus  II,  Account  Value  may be  transferred  between  the AST  bond  portfolio  Sub-accounts  and the  Permitted
             Sub-accounts  according to the predetermined  mathematical formula (see "Key Feature - Allocation of Account Value"
             above for more  details).  It is possible  that over time the formula  could  transfer  some,  none, or most of the
             Account  Value to the AST bond  portfolio  Sub-accounts  under  GRO Plus II.  You also  should  be aware  that upon cancellation of the GRO Plus II benefit,  you will lose all guarantees that you had accumulated  under the benefit.
             Thus,  the  guarantees  under any  newly-elected  benefit  will be based on your current  Account  Value at benefit effectiveness.  The benefit you elect or re-elect may be more expensive  than the benefit you cancel.  Once the GRO
             Plus II benefit is canceled you are not required to re-elect  another  optional  living  benefit and any subsequent benefit  election may be made on or after the first  Valuation Day following  the  cancellation  of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

             Special Considerations under GRO Plus II
             This benefit is subject to certain rules and restrictions, including, but not limited to the following:

             Upon  inception of the benefit,  100% of your Account  Value must be allocated to the Permitted  Sub-accounts.  The
                Permitted  Sub-accounts are those described in Section D of this supplement.  No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

             Transfers to and from your elected  Sub-accounts  and an AST bond portfolio  Sub-account  will not count toward the maximum number of free transfers allowable under the Annuity.
             Any  amounts  applied to your  Account  Value by us on a maturity  date will not be treated as  "investment  in the contract" for income tax purposes.
             As the time remaining until the applicable maturity date gradually  decreases,  the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
             We currently  limit the  Sub-accounts  to which you may allocate  Account Value if you participate in this benefit.
               Moreover,  if you are invested in prohibited  investment options and seek to acquire the benefit, we will ask you to reallocate to permitted  investment  options as a  prerequisite  to acquiring the benefit.  Should we prohibit access to any investment  option,  any transfers  required to move Account Value to eligible  investment  options will not be counted in determining the number of free transfers during an Annuity Year.
             If you elect this  benefit,  and in  connection  with that  election  you are required to  reallocate  to different investment  options permitted under this benefit,  then on the Valuation Day on which we receive your request in
                Good Order, we will (i) sell units of the non-permitted investment options and
                (ii) invest the proceeds of those sales in the permitted  investment  options that you have  designated.  During this  reallocation  process,  your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally.  The protection  afforded by the newly-elected  benefit will not arise until the close of business on the following Valuation Day.

             Charges under the Benefit

             We deduct an annualized  charge equal to 0.60% of the average daily net assets of the  Sub-accounts  (including any
             AST bond portfolio  Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily.
             The charge is deducted to  compensate  us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit.

             Closing of GRO Plus 2008
             GRO Plus 2008 is described  in the section of the  prospectus  entitled  "Living  Benefits".  GRO Plus 2008 will no longer be available for new elections or re-adds in those  jurisdictions where we have received regulatory approval to offer GRO Plus II. If you  currently  participate  in GRO Plus  2008,  this  closing  does not affect you or the guarantees  associated  with your benefit.  However,  subsequent  to the closure,  you will no longer be allowed to re-elect GRO Plus 2008 if you decide to terminate it.

             F. HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)
             We add the following to the section entitled "Living Benefits."

             Highest Daily Guaranteed Return Option II (HD GRO II)
             You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available.  In addition, you may cancel HD GRO II and then re-elect the benefit on the next  Valuation Day if available,  provided that your
             Account Value is allocated as required by the benefit and that you otherwise  meet our  eligibility  rules.  If you cancel the benefit,  you lose all guarantees  that you had  accumulated  under the benefit.  The initial  guarantee under the  newly-elected  benefit will be based on your current  Account Value at the time the new benefit  becomes effective on your Annuity.  HD GRO II is not available if you participate in any other living benefit.  However, HD
             GRO II may be elected  together with any optional death  benefit,  other than the Highest Daily Value Death Benefit or the Plus40  Optional Life Insurance  Rider. As detailed below under "Key Feature - Allocation of Account Value", your  participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined  mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

             HD GRO II creates a series of separate guarantees,  each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your  participation in the benefit passes, we create a new guarantee.  Each  guarantee  then  remains in  existence  until the date on which it matures  (unless  the  benefit terminates  sooner).  We refer to each date on which the  specified  Account  Value is  guaranteed as the "maturity date" for that  guarantee.  HD GRO II will not create a guarantee  if the  maturity  date of that  guarantee  would extend beyond the date by which annuity  payments must commence under the terms of your Annuity.  This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

             The guarantees provided by the benefit exist only on the applicable maturity date(s).  However,  due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future  guarantees,  the benefit may provide some protection from significant  Sub-account  losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

             The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity.  We guarantee that your  Account  Value  on the  tenth  anniversary  of that day (we  refer to each  such  anniversary  as a  "benefit anniversary")  will not be less than your Account Value on the day that the HD GRO II benefit was added or re-added to your  Annuity.  Each  benefit  anniversary  thereafter,  we create a new  guarantee.  With  respect to each such subsequent  guarantee,  we identify  the  highest  Account  Value that  occurred  between the date of that  benefit anniversary  and the date on which HD GRO II was added to your  Annuity.  We guarantee  that your Account Value ten years after that benefit  anniversary  will be no less than the highest daily  Account  Value that occurred  during that time period.  The  following  example  illustrates  the time period over which we identify  the highest  daily
             Account Value for purposes of each  subsequent  guarantee under the benefit.  If the date of benefit  election were
             January 1, 2010,  we would  create a  guarantee  on January 1, 2014 based on the  highest  Account  Value  achieved between  January 1, 2010 and January 1, 2014,  and that  guarantee  would  mature on January 1, 2024.  As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

             If the Account Value on the maturity date is less than the guaranteed  amount,  we will  contribute  funds from our general  account to bring your Account Value up to the guaranteed  amount.  If the maturity date is not a Valuation
             Day, then we would  contribute  such an amount on the next  Valuation Day. We will allocate any such amount to each
             Sub-account  (other  than the AST bond  portfolio  Sub-account  used  with this  benefit  and  described  below) in accordance with your most recent  allocations  instructions.  Regardless of whether we need to contribute  funds at the end of a  guarantee  period,  we will at that time  transfer  all amounts  held  within the AST bond  portfolio
             Sub-account  associated with the maturing  guarantee to your other  Sub-accounts  on a pro rata basis,  unless your
             Account Value is being allocated  according to an asset  allocation  program,  in such case your Account Value will be transferred according to the program.

             We increase the amount of each  guarantee  that has not yet reached its maturity date, as well as the highest daily
             Account Value that we calculate to establish a guarantee,  by the amount of each Purchase  Payment  (including  any associated  purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial  guaranteed  amount that was set at $100,000 maturing January
             1, 2020, and a second  guaranteed amount that was set at $120,000 maturing January 1, 2021, then a $30,000 Purchase
             Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.

             If you make a withdrawal  (including  any CDSC),  we effect a  proportional  reduction to each  existing  guarantee amount.  We calculate a  proportional  reduction  by reducing  each  existing  guarantee  amount by the  percentage represented by the ratio of the withdrawal  amount  (including any CDSC) to your Account Value immediately prior to the withdrawal.

             If you make a withdrawal,  we will deduct the withdrawal amount pro rata from each of your Sub-accounts  (including the AST bond portfolio Sub-account used with this benefit).

             Any partial withdrawal for payment of any third party investment  advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

             EXAMPLE
             This example is purely  hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity.  It is intended to  illustrate  the  proportional  reduction of a withdrawal  on each  guarantee amount under this benefit.

             Assume the following:
             The Issue Date is December 1, 2010
             The benefit is elected on December 1, 2010
             The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
             An additional guarantee amount of $300,000 is locked in on December 1, 2011
             The Account Value immediately prior to the withdrawal is equal to $300,000
             No CDSC is applicable

             If a withdrawal of $50,000 is taken on December 15, 2011,  all  guarantee  amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

              Here is the calculation (figures are rounded):

             -------------------------------------------------------------------------------------------------------------------

             Withdrawal Amount divided by                                                                      $ 50,000

             -------------------------------------------------------------------------------------------------------------------

             Account Value before withdrawal                                                                   $300,000
             Equals ratio                                                                                        16.67%
             All guarantees will be reduced by the above ratio (16.67%)
             Initial guaranteed amount                                                                         $166,667
             Additional guarantee amount                                                                       $250,000

             Key Feature - Allocation of Account Value

             We limit the  Sub-accounts  to which you may  allocate  Account  Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted  investment options (other than the AST bond portfolio used with this benefit)
             as the "Permitted Sub-accounts".

             HD GRO II uses a  predetermined  mathematical  formula to help manage your  guarantees  through all market  cycles.
             Because the formula is made part of your Rider schedule  supplement,  the formula may not be altered once you elect the  benefit.  However,  subject to any  regulatory  approval,  we do reserve  the right to amend the  formula  for newly-issued  Annuities  that  elect or  re-elect  HD GRO II and for  existing  Annuities  that  elect the  benefit post-issue.  This required formula helps us manage our financial  exposure under HD GRO II, by moving assets out of certain  Sub-accounts in certain scenarios if dictated by the formula (see below). In essence,  we seek to preserve the value of these assets,  by  transferring  them to a more stable option (i.e.,  one of a specified group of bond portfolios  within  Advanced Series Trust).  We refer to the  Sub-accounts  corresponding  to these bond portfolios collectively as the "AST bond portfolio Sub-accounts".  The formula also contemplates the transfer of Account Value from the AST bond portfolio  Sub-accounts  to the Permitted  Sub-accounts  in other  scenarios.  The formula is set forth in Section H of this Supplement.  A summary description of each AST bond portfolio Sub-account appears within the Prospectus  section  entitled "What Are The Investment  Objectives and Policies Of The Portfolios?" You will be furnished with a prospectus  describing the AST bond portfolios.  In addition,  you can find a copy of the AST bond portfolios' prospectus by going to www.prudentialannuities.com

             For purposes of operating the HD GRO II formula,  we have included  within this Annuity  several AST bond portfolio
             Sub-accounts.  Each AST bond portfolio is unique, in that its underlying  investments  generally mature at the same time as each  outstanding  maturity  date that exists  under the benefit.  For example,  there would be an AST bond portfolio whose underlying  investments  generally mature in 2020  (corresponding  to all guarantees that mature in
             2020),  an AST  bond  portfolio  whose  underlying  investments  generally  mature  in 2021  (corresponding  to all guarantees that mature in 2021), and so forth. As discussed below, the formula  determines the appropriate AST bond portfolio  Sub-Account  to  which  Account  Value  is  transferred.  We  will  introduce  new  AST  bond  portfolio
             Sub-accounts in subsequent  years, to correspond  generally to the length of new guarantee periods that are created under this benefit.  If you have elected  Highest Daily GRO II, you may have Account Value allocated to an AST bond portfolio  Sub-account only by operation of the predetermined  mathematical  formula, and thus you may not allocate purchase  payments to, or transfer  Account Value to or from, such a Portfolio.  Please see the Prospectus for your
             Annuity and the prospectus for the Advanced  Series Trust for more  information  about each AST bond portfolio used with this benefit.

             Although we employ several AST bond portfolio  Sub-accounts for purposes of the benefit,  the formula  described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio  Sub-account at one time.  On any day a transfer  into or out of the AST bond  portfolio  Sub-account  is made the  formula  may dictate  that a  transfer  out of one AST bond  portfolio  Sub-account  be made  into  another  AST bond  portfolio
             Sub-account.  Any  transfer  into an AST bond  portfolio  Sub-account  will be directed  to the AST bond  portfolio
             Sub-account  associated with the "current  liability",  as described  below.  As indicated,  the AST bond portfolio
             Sub-accounts  are employed with this benefit to help us mitigate the financial risks under our guarantee.  Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio  Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

             In general,  the formula works as follows.  On each Valuation Day, the formula  automatically  performs an analysis with  respect to each  guarantee  that is  outstanding.  For each  outstanding  guarantee,  the  formula  begins by determining the present value on that Valuation Day that, if appreciated at the applicable  "discount rate",  would equal the applicable  guarantee  amount on the maturity  date. As detailed in the formula,  the discount rate is an interest rate determined by taking a benchmark index used within the financial  services industry and then reducing that interest rate by a prescribed  adjustment.  Once  selected,  we do not change the applicable  benchmark  index
             (although we do reserve the right to use a new  benchmark  index if the original  benchmark is  discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current  liability to the amount of your Account Value held within the AST bond  portfolio  Sub-account  and to your Account Value held within the Permitted  Sub-accounts.  If the current  liability,  reduced by the amount held within the AST bond  portfolio  Sub-account,  and divided by the amount held within your  Permitted  Sub-accounts , exceeds an upper target value  (currently,  85%), then the formula will make a transfer into the AST bond portfolio
             Sub-account,  in the amount  dictated  by the  formula  (subject to the 90% cap  discussed  below).  If the current liability,  reduced by the amount held within the AST bond portfolio Sub-account,  and divided by the amount within your other  Sub-accounts,  is less than a lower  target value  (currently,  79%),  then the formula  will  transfer
             Account Value within the AST bond portfolio  Sub-account  into the Permitted  Sub-accounts , in the amount dictated by the formula.

             The formula  will not execute a transfer to the AST bond  portfolio  Sub-account  that  results in more than 90% of your Account Value being allocated to the AST bond portfolio  Sub-account ("90% cap").  Thus, on any Valuation Day, if the formula would require a transfer to the AST bond  portfolio  Sub-account  that would result in more than 90%
             of the  Account  Value being  allocated  to the AST bond  portfolio  Sub-account,  only the amount that  results in exactly 90% of the  Account  Value being  allocated  to the AST bond  portfolio  Sub-account  will be  transferred.
             Additionally,  future  transfers  into the AST bond  portfolio  Sub-account  will  not be made  (regardless  of the performance of the AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer  out of the AST bond  portfolio  Sub-account.  Once this  transfer  occurs  out of the AST bond  portfolio
             Sub-account,  future amounts may be  transferred  to or from the AST bond portfolio  Sub-account if dictated by the formula  (subject  to the 90%  cap).  At no time  will  the  formula  make a  transfer  to the AST  bond  portfolio
             Sub-account  that  results in greater  than 90% of your Account  Value being  allocated  to the AST bond  portfolio
             Sub-account.  However,  it is possible that, due to the investment  performance of your allocations in the AST bond portfolio  Sub-account and your  allocations in the Permitted  Sub-accounts  you have selected,  your Account Value could be more than 90% invested in the AST bond portfolio Sub-account.  If you make additional purchase payments to your  Annuity  while the 90% cap is in effect,  the  formula  will not  transfer  any of such  additional  purchase payments  to the AST bond  portfolio  Sub-account  at least  until  there is first a  transfer  out of the AST bond portfolio Sub-account,  regardless of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional  purchase payments you make, less than 90% of your entire  Account  Value is  allocated  to the AST bond  portfolio  Sub-account  and the formula  will still not transfer any of your Account Value to the AST bond portfolio  Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

             For example,
             March 19, 2010 - a transfer is made to the AST bond  portfolio  Sub-account  that  results in the 90% cap being met and now $90,000 is allocated to the AST bond  portfolio  Sub-account  and $10,000 is allocated to the  Permitted
                Sub-accounts.
             March 20, 2010 - you make an additional  purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
             On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio  Sub-account under the formula),  the $10,000 payment is allocated to the Permitted  Sub-accounts  and on this date you have 82% in the
                AST bond  portfolio  Sub-account  and 18% in the Permitted  Sub-accounts  (such that $20,000 is allocated to the
                Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

             Once there is a formula-initiated  transfer out of the AST bond portfolio  Sub-account (of any amount), the formula will  operate as  described  above,  meaning  that the formula  could  transfer  amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).o

             Under the operation of the formula,  the 90% cap may come into  existence and be removed  multiple  times while you participate  in the benefit.  We will continue to monitor your Account Value daily and, if dictated by the formula, systematically  transfer  amounts  between the Permitted  Sub-accounts  you have chosen and the AST bond  portfolio
             Sub-account as dictated by the formula.

             As discussed  above,  each Valuation Day, the formula  analyzes the difference  between your Account Value and your guarantees,  as well as how long you have owned the benefit,  and  determines  if any portion of your Account Value needs to be transferred  into or out of the AST bond portfolio  Sub-accounts.  Therefore,  at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

             The amount that is  transferred  to and from the AST bond portfolio  Sub-accounts  pursuant to the formula  depends upon a number of factors unique to your Annuity (and is not  necessarily  directly  correlated  with the securities markets, bond markets, or interest rates, in general) including:
             The difference between your Account Value and your guarantee amount(s);
             The amount of time until the maturity of your guarantee(s);
             The amount invested in, and the performance of, the Permitted Sub-accounts;
             o . The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
             The discount rate used to determine the present value of your guarantee(s);
             Additional purchase payments, if any, that you make to the Annuity; and
             Withdrawals, if any, taken from the Annuity.

             Any  amounts  invested  in the AST bond  portfolio  Sub-accounts  will  affect  your  ability to  participate  in a subsequent market recovery within the Permitted  Sub-accounts.  Conversely,  the Account Value may be higher at the beginning  of the market  recovery,  e.g.  more of the  Account  Value may have been  protected  from  decline  and volatility than it otherwise would have been had the benefit not been elected.

             The AST bond portfolio  Sub-accounts  are available  only with these  benefits,  and you may not allocate  purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

             Transfers do not impact any guarantees that have already been locked-in.

             Election/Cancellation of the Benefit
             HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter,  provided that your
             Account  Value is  allocated  in a manner  permitted  with  the  benefit  and you  otherwise  meet our  eligibility requirements.  You may elect HD GRO II only if the oldest of the Owner and  Annuitant  is 84 or younger on the date of election (80 or younger,  in New York). If you currently  participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II.  However you will lose all guarantees  that you had accumulated  under the  previous  benefit.  The  initial  guarantee  under HD GRO II will be based on your  current
             Account Value at the time the new benefit becomes effective on your Annuity.

             HD GRO II will  terminate  automatically  upon:  (a) the death of the Owner or the  Annuitant  (in an entity  owned contract),  unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to
             begin  annuity  payments;   (c)  as  of  the  anniversary  of  benefit  election  that  immediately   precedes  the
             contractually-mandated  latest annuity date, or (d) upon full  surrender of the Annuity.  If you elect to terminate the benefit,  HD GRO II will no longer provide any guarantees.  The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

             If you wish, you may cancel the HD GRO II benefit.  You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the HD GRO II benefit,  provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements.  Upon cancellation of the HD GRO II benefit,  any Account Value  allocated to the AST bond portfolio  Sub-accounts  used with the formula will be reallocated to the Permitted  Sub-Accounts  according to your most recent  allocation  instructions  or, in absence of such  instructions,  pro-rata  (i.e.,  in direct  proportion  to your  current  allocations).  Upon your re-election  of HD GRO II, Account Value may be transferred  between the AST bond  portfolio  Sub-accounts  and the other Sub-accounts  according to the predetermined  mathematical  formula (see "Key Feature - Allocation of Account
             Value" section for more details).  It is possible that over time the formula could transfer some,  most, or none of the Account Value to the AST bond portfolio  Sub-accounts under the newly-elected benefit. You also should be aware that upon  cancellation of the HD GRO II benefit,  you will lose all guarantees that you had accumulated  under the benefit.  Thus, the guarantees under your newly-elected  benefit will be based on your current Account Value at the time the new benefit  becomes  effective.  The benefit you elect or re-elect may be more expensive than the benefit you cancel.

             Special Considerations under HD GRO II
             This benefit is subject to certain rules and restrictions, including, but not limited to the following:
             Upon  inception of the benefit,  100% of your Account  Value must be allocated to the Permitted  Sub-accounts.  The
                Permitted  Sub-accounts  are those  described  in the  Investment  Option  section of the  prospectus.  No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
             Transfers to and from your elected  Sub-accounts  and an AST bond portfolio  Sub-account  will not count toward the maximum number of free transfers allowable under the Annuity.
             Any  amounts  applied to your  Account  Value by us on a maturity  date will not be treated as  "investment  in the contract" for income tax purposes.
             As the time remaining until the applicable maturity date gradually  decreases,  the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

             o We currently limit the  Sub-accounts to which you may allocate  Account Value if you participate in this benefit.
                Moreover,  if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted  investment  options as a prerequisite  to acquiring the benefit.  Should we prohibit access to any investment  option,  any transfers  required to move Account Value to eligible  investment options will not be counted in determining the number of free transfers during an Annuity Year.
             If you elect this  benefit,  and in  connection  with that  election  you are required to  reallocate  to different investment  options permitted under this benefit,  then on the Valuation Day on which we receive your request in
                Good Order,  we will (i) sell units of the  non-permitted  investment  options  and (ii) invest the  proceeds of those sales in the permitted  investment  options that you have designated.  During this  reallocation  process, your  Account  Value  allocated to the  Sub-accounts  will remain  exposed to  investment  risk,  as is the case generally.  The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection  afforded by the  newly-elected  benefit will not arise until the close of business on the  following
                Valuation Day.

             Charges under the Benefit

             We deduct an annualized  charge equal to 0.60% of the average daily net assets of the  Sub-accounts  (including any
             AST bond portfolio  Sub-account) for  participation in the HD GRO II benefit.  The annual charge is deducted daily.
             The charge is deducted to  compensate  us for:  (a) the risk that your Account  Value on the maturity  date is less than the amount guaranteed and
             (b) administration of the benefit.

             Closing of Highest Daily GRO ("HD GRO")
             HD GRO is  described  in the  section  of the  prospectus  entitled  "Living  Benefits".  HD GRO will no  longer be available for new elections or re-adds in those  jurisdictions  where we have received regulatory approval to offer
             HD GRO II. If you currently  participate in HD GRO, this closing does not affect you or the  guarantees  associated with your  benefit.  However,  subsequent  to the closure,  you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

             G. Optional 90% Cap Rule Applicable to Highest Daily GRO and GRO Plus 2008

             In the section  entitled  "Living  Benefits - Highest Daily GRO" and "Living  Benefits - GRO Plus 2008", we add the
             following  description  of an optional  feature  for owners of Highest  Daily GRO and GRO Plus 2008 that limits the amount of Account Value that can be allocated to the AST bond portfolio Sub-account used with each benefit.

             OPTIONAL FEATURE FOR HIGHEST DAILY GRO and GRO PLUS 2008

             If you currently own an Annuity and have elected, as of the date of this Supplement,  the Highest Daily GRO benefit or the GRO Plus 2008 benefit,  you can elect this optional  feature,  at no additional  cost,  which utilizes a new asset  transfer  formula.  The new  predetermined  mathematical  formula is  described  below and will  replace the
             "Transfer  Calculation"  portion of the asset transfer formula  currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected.  The new asset transfer formula is added to Appendix I in your prospectus, and is provided below.

             Although we employ several AST bond portfolio  Sub-accounts for purposes of the benefit,  the formula  described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio  Sub-account at one  time.  In the  description  of the  formula  in the next  paragraph,  we  refer  to the AST bond  portfolio
             Sub-account in which you are invested  immediately  prior to any potential  asset transfer as the "Current AST bond portfolio  Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio  Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio  Sub-account.  Any transfer into an AST bond portfolio  Sub-account  will be directed to the AST bond portfolio  Sub-account  associated  with the "current liability"  (we refer to that  Sub-account  as the "Transfer  AST bond  portfolio  Sub-account").  Note that if the
             Current AST bond portfolio  Sub-account is associated with the current  liability,  then that Sub-account  would be the Transfer AST bond portfolio  Sub-account,  and we would simply transfer  additional assets into the Sub-account if dictated by the formula.

             Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio  Sub-account that results in more than 90% of your Account  Value being  allocated to the  Transfer  AST bond  portfolio  Sub-account
             ("90% cap rule").  Thus,  on any  Valuation  Day, if the formula  would require a transfer to the Transfer AST bond portfolio  Sub-account  that would result in more than 90% of the Account Value being allocated to the Transfer AST bond  portfolio  Sub-account,  only the amount that results in exactly 90% of the Account Value being  allocated to the Transfer AST bond portfolio Sub-account will be transferred.  Additionally,  future transfers into the Transfer
             AST bond portfolio  Sub-account  will not be made (regardless of the performance of the Transfer AST bond portfolio
             Sub-account and the Permitted  Sub-accounts) at least until there is first a formula-initiated  transfer out of the
             Transfer  AST bond  portfolio  Sub-account.  Once this  transfer  occurs  out of the  Transfer  AST bond  portfolio
             Sub-account,  future amounts may be transferred to or from the Transfer AST bond portfolio  Sub-account if dictated by the formula  (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio  Sub-account  that results in greater than 90% of your Account Value being  allocated to the Transfer AST bond portfolio Sub-account.  However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio  Sub-account and your allocations in the Permitted  Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

             If you make additional  purchase payments to your Annuity while the transfer  restriction of the 90% cap rule is in effect,  the formula will not transfer any of such additional  purchase payments to the Transfer AST bond portfolio
             Sub-account  at  least  until  there is first a  transfer  out of the  Transfer  AST  bond  portfolio  Sub-account, regardless  of how much of your  Account  Value is in the  Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional  purchase payments you make, less than 90% of your entire Account
             Value is allocated to the Transfer AST bond portfolio  Sub-account,  and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio  Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

             For example,
             March 19, 2010 - a transfer is made that  results in the 90% cap rule being met and now $90,000 is allocated to the
                Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
             March 20, 2010 - you make an additional  purchase payment of $10,000. No transfers have been made from the Transfer
                AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
             As of  March  20,  2010  (and at least  until  first a  transfer  is made out of the  Transfer  AST bond  portfolio
                Sub-account  under the formula) the $10,000 payment is allocated to the Permitted  Sub-accounts and now you have
                82% in the Transfer AST bond portfolio  Sub-account and 18% in the Permitted  Sub-accounts (such that $20,000 is allocated  to  the  Permitted  Sub-accounts  and  $90,000  is  allocated  to the  Transfer  AST  bond  portfolio
                Sub-account).
             Once there is a transfer out of the  Transfer  AST bond  portfolio  Sub-account  (of any amount),  the formula will operate as described  above,  meaning that the formula could  transfer  amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

             If at the time you  elect  the 90% cap  rule,  more  than 90% of your  Account  Value is  allocated  to an AST bond portfolio  Sub-account used with the benefit, a transfer will be made from the AST bond portfolio  Sub-account such that Account Value will be allocated 90% to the AST bond  portfolio  Sub-account  and 10% will be allocated to your elected  Sub-accounts.  Amounts  to be  transferred  from  the AST  bond  portfolio  Sub-account  to  your  elected
             Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable,  we use the next  instruction  that is  applicable):  (a) the  percentages  dictated by any existing  asset  allocation program;  or (b) the percentages  dictated by any  auto-rebalancing  program;  or (c) pro-rata according to amounts currently held in your elected Sub-accounts;  or (d) according to the  currently-effective  allocation instructions used for the allocation of subsequent  Purchase  Payments.  It is possible that  additional  transfers  might occur after this initial  transfer if dictated by the formula.  The amount of such additional  transfer(s) will vary. If, on the date this  feature is elected,  100% of your Account  Value is allocated to the Transfer AST bond  portfolio
             Sub-account,  a  transfer  of an  amount  equal  to 10% of your  Account  Value  will  be  made  to your  Permitted
             Sub-accounts.  It is possible than an additional  transfer to the Permitted  Sub-accounts could occur the following
             Valuation  Day,  and in some  instances  (based  upon  the  formula)  this  additional  transfer  could  be  large.
             Thereafter,  your Account Value can be  transferred  between the Transfer AST bond portfolio  Sub-account  and your
             Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

             Once the  transfer  restriction  of the 90% cap rule is  triggered,  future  transfers  into the  Transfer AST bond portfolio  Sub-account  will  not be made  (regardless  of the  performance  of the  Transfer  AST  bond  portfolio
             Sub-account and the Permitted  Sub-accounts)  at least until there is first a transfer out of the Transfer AST bond portfolio  Sub-account.  Once this  transfer  occurs out of the Transfer  AST bond  portfolio  Sub-account,  future amounts may be  transferred  to or from the  Transfer  AST bond  portfolio  Sub-account  if dictated by the formula
             (subject to the 90% cap rule).

             Important Considerations When Electing this Feature:
             At any given time,  some,  most or none of your Account  Value may be allocated to the Transfer AST bond  portfolio
             Sub-account.
             Please be aware that because of the way the 90% cap rule asset transfer formula operates,  it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
             If this  feature is  elected,  any  Account  Value  transferred  to the  Permitted  Sub-accounts  is subject to the investment performance of those Sub-accounts.  Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
             Your  election of the 90% cap rule will not result in your losing the  guarantees  you had  accumulated  under your existing Highest Daily GRO benefit or GRO Plus 2008 benefit.

             The following is added to Appendix I in your prospectus:

                            FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST DAILY GRO
                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:

                  AV is the current Account Value of the Annuity

                  V is the current Account Value of the elected Sub-accounts of the Annuity

                  B is the total current value of the AST bond portfolio Sub-account

                  Cl is the lower target value. Currently, it is 79%.

                  Ct is the middle target value. Currently, it is 82%.

                  Cu is the upper target value. Currently, it is 85%.

                  T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

             For each guarantee provided under the benefit,

                  Gi is the guarantee amount

                  Ni is the number of days until the maturity date

                  di is the discount  rate  applicable  to the number of days until the maturity  date.  It is  determined  with reference to a benchmark  index,  reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum,  beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four  months following the effective date of the benefit to one percent in the  twenty-fifth  month,  and will  remain at one percent  for every  month  thereafter.  Once selected,  we will  not  change  the  applicable  benchmark  index.  However,  if the  benchmark  index is discontinued,  we will  substitute  a  successor  benchmark  index,  if  there is one.  Otherwise  we will substitute  a  comparable  benchmark  index.  We will obtain any required  regulatory  approvals  prior to substitution of the benchmark index.

             Transfer Calculation

             The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

             On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

              If (B / (V + B) > .90), then

             T = B - [(V + B) * .90]

             If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio
             Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective
             Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

             On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) ‹ =
             .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

             L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

             Next the formula calculates the following formula ratio:

             r = (L - B) / V

             If the formula ratio exceeds an upper target value,  then all or a portion of the Account Value will be transferred to the AST bond portfolio  Sub-account  associated with the current liability,  subject to the rule that prevents a transfer into that AST bond portfolio  Sub-account if 90% or more of Account Value is in that Sub-account (the "90%
             cap rule").  If, at the time we make a transfer to the AST bond portfolio  Sub-account  associated with the current liability,  there is Account Value  allocated to an AST bond portfolio  Sub-account not associated with the current liability,  we will  transfer  all  assets  from  that AST bond  portfolio  Sub-account  to the AST bond  portfolio
             Sub-account associated with the current liability.

             The formula will transfer  assets into the Transfer AST bond  portfolio  Sub-account  if r > Cu, subject to the 90%
             cap rule.

             The transfer amount is calculated by the following formula:

             T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

             If the formula  ratio is less than a lower target  value and there are assets in the  Transfer  AST bond  portfolio
             Sub-account,  then the formula will transfer  assets out of the Transfer AST bond  portfolio  Sub-account  into the elected Sub-accounts.

             The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r ‹ Cl and B › 0.

             The transfer amount is calculated by the following formula:

             T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

             If  following  a  transfer  to the  elected  Sub-accounts,  there are  assets  remaining  in an AST bond  portfolio
             Sub-account  not associated  with the current  liability,  we will transfer all assets from that AST bond portfolio
             Sub-account to the AST bond portfolio Sub-account associated with the current liability.

             If transfers into the AST bond portfolio  Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account  transfers.  However, if assets transfer out of an AST bond portfolio  Sub-account and into the elected  Sub-accounts  due to the maturity of the AST bond  portfolio,  by operation  of the formula,  assets may  subsequently  transfer to another AST bond  portfolio  Sub-account  that is associated with a future guarantee, subject to the 90% cap rule.

             H. FORMULA FOR HIGHEST DAILY GRO II AND GRO PLUS II

                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:

                  AV is the current Account Value of the Annuity

                  Vv is the current Account Value of the elected Sub-accounts of the Annuity

                  Vf is the current Account Value of any fixed-rate Sub-accounts of the Annuity

                  B is the total current value of the AST bond portfolio Sub-account

                  Cl is the lower target value. Currently, it is 79%.

                  Ct is the middle target value. Currently, it is 82%.

                  Cu is the upper target value. Currently, it is 85%.

                  T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

             For each guarantee provided under the benefit,

                  Gi is the guarantee amount

                  Ni is the number of days until the maturity date

                  di is the discount  rate  applicable  to the number of days until the maturity  date.  It is  determined  with reference to a benchmark  index,  reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum,  beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four  months following the effective date of the benefit to one percent in the  twenty-fifth  month,  and will  remain at one percent  for every  month  thereafter.  Once selected,  we will  not  change  the  applicable  benchmark  index.  However,  if the  benchmark  index is discontinued,  we will  substitute  a  successor  benchmark  index,  if  there is one.  Otherwise  we will substitute  a  comparable  benchmark  index.  We will obtain any required  regulatory  approvals  prior to substitution of the benchmark index.

             The formula, which is set on the effective date and is not changed while the benefit is in effect,  determines,  on each Valuation Day, when a transfer is required.

             The formula begins by determining  the value on that Valuation Day that, if appreciated at the applicable  discount rate,  would equal the guarantee  amount at the end of each applicable  guarantee  period.  We call the greatest of these values the "current liability (L)."

             L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

             Next the formula calculates the following formula ratio:

             r = (L - B) / (Vv + Vf)

             If the formula ratio exceeds an upper target value,  then all or a portion of the Account Value will be transferred to the AST bond portfolio  Sub-account  associated with the current  liability  subject to the rule that prevents a transfer into that AST bond  portfolio  Sub-account  if 90% or more of Account Value is in that  Sub-account ( "90%
             cap rule").  If at the time we make a transfer to the AST bond portfolio  Sub-account  associated  with the current liability  there is Account Value  allocated to an AST bond portfolio  Sub-account  not associated with the current liability,  we will  transfer  all  assets  from  that AST bond  portfolio  Sub-account  to the AST bond  portfolio
             Sub-account associated with the current liability.

             The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

             The transfer amount is calculated by the following formula:

             T = {Min(MAX(0, (.90 * (Vv + Vf + B)) - B), [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

             If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio  Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

             The formula will transfer assets out of the AST bond portfolio Sub-account if r ‹ Cl and B >0.

             The transfer amount is calculated by the following formula:

             T = {Min(B, - [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

             If  following  a  transfer  to the  elected  Sub-accounts,  there  are  assets  remaining  in a AST bond  portfolio
             Sub-account  not associated  with the current  liability,  we will transfer all assets from that AST bond portfolio
             Sub-account to the AST bond portfolio Sub-account associated with the current liability.

             If transfers into the AST bond portfolio  Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account  transfers.  However, if assets transfer out of an AST bond portfolio  Sub-account and into the elected  Sub-accounts  due to the maturity of the AST bond  portfolio,  by operation  of the formula,  assets may  subsequently  transfer to another AST bond  portfolio  Sub-account  that is associated with a future guarantee, subject to the 90% cap.

             I. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO

             We revise the  following  line item (and  footnote 3) in the section of your  prospectus  entitled "Your  Optional
             Benefit  Fees and Charges" to read as appears  below.  This change  reflects  the fact that the current  charge and maximum  charge  for this  benefit  are the same,  and thus  clarifies  the  comparable  portion of the May 1, 2009 prospectus.:

                                                   YOUR OPTIONAL BENEFIT FEES AND CHARGES

------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------

    OPTIONAL BENEFIT        OPTIONAL BENEFIT        TOTAL ANNUAL        TOTAL ANNUAL        TOTAL ANNUAL        TOTAL ANNUAL
                               FEE/CHARGE             CHARGE(2)           CHARGE(2)          CHARGE(2)           CHARGE(2)
                           (as a percentage of      for ASAP III         for APEX II         for ASL II           for XT6
                             Sub-account net
                             assets, unless
                          otherwise indicated)

------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------
------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------

     HIGHEST DAILY
     GUARANTEED GRO
  Current and Maximum
       Charge(3)                  0.60%                 1.85%               2.25%              2.25%               2.25%

------------------------- ---------------------- -------------------- ------------------ ------------------- -------------------
                                                                    ----------------- ------------ ----------- ------------ --------------

                                                                     Other Expenses   (12b-1) Fee  Acquired       Total                                                                       Management Fee

             HOW CHARGE IS DETERMINED
1 Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the  Sub-accounts.  If you elected the benefit prior to May 1, 2009,  the fees are as follows:  The current charge is .35% of  Sub-account  assets.  For ASAP III, 1.60% total annual charge  applies in Annuity  years 1-8 and 1.00%  thereafter.  For APEX II and ASL II, 2.00% total annual  charge  applies in all
Annuity  years,  and for XT6,  2.00% total annual  charge  applies in Annuity  Years 1-10 and is 1.00%  thereafter.  If you elected the benefit on or after May 1, 2009,  the fees are as follows:  For ASAP III,  1.85% total annual  charge  applies in Annuity years 1-8 and
1.25%  thereafter.  For APEX II and ASL II, 2.25% total annual charge  applies in all Annuity  years,  and for XT6,  2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
2 The Total Annual Charge includes the Insurance  Charge and  Distribution  Charge (if applicable)  assessed  against the average daily net assets  allocated to the  Sub-accounts.  If you elect more than one optional  benefit,  the Total Annual  Charge would be higher to include the charge for each optional benefit.

3 Because there is no higher charge to which we could  increase the current  charge,  the current charge and maximum charge are one and the same.  Thus,  so long as you  retain  the  benefit,  we cannot  increase  your  charge  for the  benefit.  However,  subject to any regulatory  approval,  we do reserve  the right to  increase  the charge for  newly-issued  Annuities  that elect the  benefit  and for existing Annuities that elect or re-add the benefit post-issue.

J.  OTHER INFORMATION:

a.  Contingent on shareholder approval,  effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the
     AST First Trust Capital  Appreciation  Target  Portfolio.  Thereafter,  the AST Focus Four Plus Portfolio will cease to exist, and any Account Value that had been invested in the AST Focus Four Plus Portfolio Sub-account  immediately prior to the merger will be transferred into the AST First Trust Capital Appreciation Target Portfolio Sub-account.

b.  The following  underlying  portfolios are added as Sub-accounts to your Annuity effective January 4, 2010, however please note that you may not make Purchase Payments to, or transfer Account Value to or from, these  Sub-accounts,  and that these Sub-accounts are available  only with  certain  living  benefits.  In the  section  entitled  "Summary of Contract  Fees and  Charges,"  we add the
     following to the table of Underlying Mutual Fund Portfolio Annual Expenses:

                         UNDERLYING PORTFOLIO

                                                                    ----------------- ------------ ----------- ------------ --------------

                     AST Bond Portfolio 2017                             0.65%*         0.31%**      0.00%        0.00%       0.96%***
                     AST Bond Portfolio 2021                             0.65%*         0.31%**      0.00%        0.00%       0.96%***

         * The contractual  investment  management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2017, the AST Bond Portfolio  2021, the AST Bond Portfolio  2015, the AST Bond Portfolio 2016,
   the AST Bond Portfolio 2018, the AST Bond Portfolio  2019, the AST Bond Portfolio 2020, and the AST Investment  Grade Bond Portfolio
   (each, a Bond Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million,  each Portfolio's  investment management fee rate  will  equal  0.65% of its  average  daily net  assets.  In the event the  combined  average  daily net  assets of the Bond
   Portfolios  exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65% applies and the portion of a Portfolio's  assets to which the  investment  management  fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                          [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

             [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

  **  Estimates  based on an assumed  average  daily net asset level of $50 million  for each  Portfolio  during the fiscal year ending
   December 31, 2010. As used in connection  with each  Portfolio,  "other  expenses"  includes  expenses for  accounting and valuation services,  custodian  fees,  audit and legal fees,  transfer agency fees, fees paid to  non-interested  Trustees,  and certain other miscellaneous items. Each Portfolio also will pay participating  insurance companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based breakpoints.  Such administrative fee will compensate  participating  insurance  companies for providing  certain  services to  beneficial  shareholders  in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

   ***  Estimates  based on an assumed  average daily net asset level of $50 million for each  Portfolio  during the fiscal year ending
   December 31, 2010. The Investment Managers have contractually  agreed to waive a portion of their investment  management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's  investment management fees plus other expenses (exclusive in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  acquired  fund fees and  expenses,  and  extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2010.

c.  In the section entitled "Investment Options", we add the following to the table of Investment Objectives/Policies"

    ---------------------------------------------------------------------------------------------------------------------------------

         STYLE/TYPE                                                                                             PORTFOLIO ADVISOR/
                                                    INVESTMENT OBJECTIVES/POLICIES                                 SUB-ADVISOR

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                                                        ADVANCED SERIES TRUST

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2017:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
    Fixed Income         a fixed  maturity of 2017.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2021:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
    Fixed Income         a fixed  maturity of 2021.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------

                                        Prudential Annuities Life Assurance Corporation

                                                             OptimumSM
                                                           Optimum FourSM
                                                           Optimum PlusSM

                                                 Supplement dated November 16, 2009
                                                                 To
                                                   Prospectuses dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement  describes two new guaranteed minimum  accumulation  benefits called Highest DailySM Guaranteed Return Option SM II and Guaranteed Return OptionSM Plus II. Each of these benefits is an optional benefit  available under each of the  above-referenced
Annuities.

This  supplement  also describes an option  available to those  currently  participating  in Highest Daily GROSM or GRO Plus 2008SM, under which they may elect,  at no cost, a "90% cap rule" that limits the amount of Account Value that may be  transferred  into the required  AST bond  portfolio  Sub-account.  If you elect the 90% cap rule,  we will  replace the current  formula  governing  asset transfers  under the benefit  with a formula  that will  transfer  no more than 90% of Account  Value into the  applicable  AST bond portfolio Sub-account.

Highest  DailySM  Guaranteed  Return  OptionSM II (HD GROSM II) and Guaranteed  Return OptionSM Plus II (GRO Plus II) are guaranteed optional  accumulation  benefits.  In contrast  to an  optional  lifetime  income  benefit  that  guarantees  a specified  amount of withdrawals for life, an accumulation  benefit  guarantees a minimum account value as of a designated  future date. Thus,  either HD
GRO II or GRO Plus II may be an  appropriate  option for an annuity  owner who wants a  guaranteed  minimum  account  value  after a specified  number of years.  Because the guarantee  inherent in each benefit does not take effect until a specified  number of years into the future,  you should elect such a benefit only if your investment time horizon is of at least that duration.  Please see the introductory  section of "Living  Benefits" in the prospectus for a general  discussion of our optional living  benefits.  As is the case with  optional  living  benefits in  general,  the  fulfillment  of our  guarantee  under these  benefits is  dependent  on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Guaranteed  Return Option PlusSM (GRO  Plus)SM/Guaranteed  Return Option Plus 2008SM (GRO Plus 2008)SM/  Guaranteed  Return OptionSM
Plus II (GRO Plus  II)/Guaranteed  Return Option  (GRO)(R)/Highest  Daily  Guaranteed  Return Option  (Highest Daily GRO)SM /Highest
DailySM  Guaranteed  Return  OptionSM II (HD GROSM II): Each of GRO Plus, GRO Plus 2008, GRO, GRO Plus II, Highest Daily GRO, and HD
GRO II is a separate  optional benefit that, for an additional cost,  guarantees a minimum Account Value at one or more future dates and that requires your  participation  in a program that may transfer your Account Value according to a  predetermined  mathematical formula.  Each benefit has different features,  so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

B. We revise the section entitled "Your Optional Benefit Fees and Charges" to add the following line items that set forth the fee for each of HD GRO II and GRO Plus II:

                      YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
 --------------------------------------------------------------------------------------
                                      OPTIONAL
                                    BENEFIT FEE/
                                       CHARGE                                  TOTAL
                                 (as a percentage of                TOTAL     ANNUAL
                                   Sub-account net      TOTAL      ANNUAL    CHARGE /2/
                                   assets, unless      ANNUAL    CHARGE /2/     for
                                      otherwise      CHARGE /2/  for OPTIMUM  OPTIMUM
 OPTIONAL BENEFIT                    indicated)      for OPTIMUM    FOUR       PLUS
 --------------------------------------------------------------------------------------
 GRO PLUS II

 Current and Maximum Charge /3/         0.60%           1.85%       2.25%      2.25%

 --------------------------------------------------------------------------------------
 HIGHEST DAILY GRO II

 Current and Maximum Charge /3/         0.60%           1.85%       2.25%      2.25%

 --------------------------------------------------------------------------------------

                    HOW CHARGE IS DETERMINED
                    1) GRO Plus II.  Charge for this  benefit is  assessed  against  the  average  daily net assets of the
                    Sub-accounts.  For Optimum,  the 1.85% total annual  charge  applies in Annuity Years 1-8 and is 1.25%
                    thereafter.  For Optimum Four,  the 2.25% total annual charge  applies in all Annuity  Years,  and for
                    Optimum Plus, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
                    Highest Daily GRO II. Charge for this benefit is assessed  against the average daily net assets of the
                    Sub-accounts.  For Optimum,  the 1.85% total annual  charge  applies in Annuity Years 1-8 and is 1.25%
                    thereafter.  For Optimum Four,  the 2.25% total annual charge  applies in all Annuity  Years,  and for
                    Optimum Plus, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
                    2) The Total Annual  Charge  includes the Insurance  Charge and  Distribution  Charge (if  applicable)
                    assessed  against the average daily net assets allocated to the  Sub-accounts.  If you elect more than one optional benefit,  the Total Annual Charge would be higher to include the charge for each optional benefit.
                    3) Because  there is no higher  charge to which we could  increase  the  current  charge,  the current charge and maximum  charge are one and the same.  Thus,  so long as you retain the benefit,  we cannot increase your charge for the benefit.  However,  subject to any regulatory approval, we do reserve the right to increase  the charge for  newly-issued  Annuities  that elect the  benefit  and for  existing
                    Annuities that elect or re-add the benefit post-issue.

                    C. The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

                    These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:
                      Guaranteed Return Option Plus 2008*
                      Highest Daily GRO*
                      Guaranteed Return Option Plus II
                      Highest Daily GRO II
                         * No longer available for new elections in a given state once Highest Daily GRO II and GRO Plus
                         II, respectively, is approved in that State.

                    D. With  respect  to the  "Investment  Options"  section  of the  prospectus,  we  restate  the second paragraph  to  include  Highest  Daily  GRO II and  GRO  Plus II as  optional  benefits  that  require participation in LPL's asset allocation programs:

                    When you purchase one of the Annuities,  you will be required to participate in LPL's asset allocation program which does not utilize all of the investment  options  available  under the Annuities.  Unless you have elected an optional  benefit that requires you to stay in the asset allocation  program,  you will be permitted to transfer  Account  Value out of the asset  allocation  program  subsequent to the
                    Issue Date.  Currently,  the following  optional benefits require that you maintain your Account Value in one or more of the asset allocation  programs:  Lifetime Five, Spousal Lifetime Five, Highest Daily
                    Lifetime Five,  Highest Daily Lifetime Seven,  Spousal Highest Daily Lifetime Seven, the Highest Daily
                    Lifetime 7 Plus benefits,  the Highest Daily Lifetime 6 Plus benefits,  GRO Plus II, Highest Daily GRO
                    II, and the Highest  Daily Value death  benefit.  The asset  allocation  program is offered by LPL. We have not designed the models or the program,  and we are not responsible for them. Our role is limited to  administering  the model you select.  For  additional  information,  see Appendix C -  "Additional
                    Information on Asset Allocation  Programs." If your Annuity is no longer held through LPL, we will not require you to continue to participate in LPL's asset allocation  program.  In that event, you will be permitted to allocate  your Account  Value to any  permitted  Portfolio  (unless you are  obligated to invest in specified Portfolios to participate in an optional benefit).

                    E. Guaranteed Return Option Plus II
                    We add the following to the section entitled "Living Benefits."

                    GUARANTEED RETURN OPTION Plus II (GRO Plus II)

                    You can elect this benefit on the Issue Date of your Annuity,  or at any time thereafter if available.
                    In addition,  you may cancel GRO Plus II and then  re-elect the benefit on the next  Valuation  Day if available,  provided that your Account Value is allocated as required by the benefit and you otherwise meet  our  eligibility  rules.  If you  cancel  the  benefit,  you lose  all  guarantees  that you had accumulated under the benefit. The initial guarantee under the newly-elected  benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.  GRO Plus II is not available if you participate in any other optional living benefit.  However, GRO Plus II may be elected together with any optional death benefit,  other than the Highest Daily Value Death Benefit As detailed below under "Key Feature - Allocation of Account Value",  your  participation in this benefit among other things  entails  your  participation  in a program  that,  as dictated by a  predetermined mathematical  formula,  may transfer your Account Value between your elected  Sub-accounts  and an AST bond portfolio Sub-account.

                    Under GRO Plus II, we guarantee  that the Account  Value on the date that the benefit is added to your
                    Annuity (adjusted for subsequent  purchase payments and withdrawals as detailed below) will not be any less than that original  value on the seventh  anniversary  of benefit  election and each  anniversary thereafter.  We refer to this  initial  guarantee  as the "base  guarantee."  In  addition to the base guarantee,  GRO Plus II offers the possibility of an enhanced guarantee. You may "manually" lock in an enhanced  guarantee  once per  "benefit  year"  (i.e.,  a year  beginning on the date you acquired the benefit and each  anniversary  thereafter)  if your Account  Value on that  Valuation  Day exceeds the amount of any outstanding  base guarantee or enhanced  guarantee.  If you elect to manually lock-in an enhanced  guarantee on an  anniversary  of the  effective  date of the benefit,  that lock-in will not count toward the one elective  manual  lock-in you may make each benefit year.  We guarantee  that the
                    Account Value  locked-in by that enhanced  guarantee will not be any less seven years later,  and each anniversary  of that date  thereafter.  In  addition,  you may elect an automatic  enhanced  guarantee feature  under which,  if your Account  Value on a benefit  anniversary  exceeds the highest  existing guarantee by 7% or more,  we  guarantee  that such  Account  Value will not be any less seven  benefit anniversaries  later and each  benefit  anniversary  thereafter.  You may  maintain  only one enhanced guarantee  in addition to your base  guarantee.  Thus,  when a new enhanced  guarantee is created,  it cancels any existing enhanced  guarantee.  However,  the fact that an enhanced  guarantee was effected automatically  on a benefit  anniversary  does not prevent you from "manually"  locking-in an enhanced guarantee  during the ensuing  benefit year.  Conversely,  the fact that you  "manually"  locked in an enhanced  guarantee  does not  preclude the  possibility  of an  automatic  enhanced  guarantee on the subsequent  benefit  anniversary.  You may elect to  terminate  an  enhanced  guarantee  without  also terminating  the base  guarantee.  If you do, any amounts held in the AST bond  portfolio  Sub-account with respect to that enhanced  guarantee will be transferred to your other  Sub-accounts in accordance with your most recent allocation instructions (see below "Key Feature - Allocation of Account Value").

                    Amounts  held in an AST bond  portfolio  Sub-account  with respect to the base  guarantee  will not be transferred as a result of the termination of an enhanced  guarantee.  You may not lock in an enhanced guarantee,  either manually or through our optional automatic program,  within seven years of the date by which annuity  payments must commence under the terms of your Annuity  (please see "How and When Do
                    I Choose The Annuity  Payment  Option?" in the  prospectus  for further  information  on your  maximum
                    Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately  preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

                    In  general,  we  refer to a date on which  the  Account  Value is  guaranteed  to be  present  as the
                    "maturity  date".  If the Account Value on the maturity date is less than the  guaranteed  amount,  we will  contribute  funds from our  general  account to bring your  Account  Value up to the  guaranteed amount.  If the maturity date is not a Valuation Day, then we would  contribute  such an amount on the next  Valuation  Day. We will  allocate any such amount to each  Sub-account  (other than the AST bond portfolio  Sub-account used with this benefit and described below) in accordance with your most recent allocation  instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period,  we will at that time  transfer  all amounts  held within the AST bond  portfolio  Sub-account associated with the maturing  guarantee to your other  Sub-accounts  on a pro rata basis,  unless your
                    Account Value is being allocated  according to an asset allocation  program, in such case your Account
                    Value will be transferred according to the program.

                    The guarantees provided by the benefit exist only on the applicable maturity date(s).  However, due to the ongoing  monitoring of your Account Value, and the transfer of Account Value to support our future guarantees,  the benefit may provide some protection from  significant  Sub-account  losses.  For this same reason,  the benefit may limit your ability to benefit from Sub-account  increases while it is in effect.

                    We increase both the base guarantee and any enhanced  guarantee by the amount of each Purchase Payment
                    (including  any  associated  purchase  Credits)  made  subsequent  to the date that the  guarantee was established.  For example,  if the  effective  date of the benefit was January 1, 2010 and the Account
                    Value was  $100,000  on that  date,  then a $30,000  Purchase  Payment  made on March 30,  2011  would increase the base guarantee amount to $130,000.

                    If you make a withdrawal  (including any CDSC),  we effect a  proportional  reduction to each existing guarantee amount. We calculate a proportional  reduction by reducing each existing guarantee amount by the percentage  represented by the ratio of the withdrawal amount (including any CDSC) to your Account
                    Value immediately prior to the withdrawal.

                    If you  make a  withdrawal,  we  will  deduct  the  withdrawal  amount  pro  rata  from  each  of your
                    Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

                    Any partial  withdrawal for payment of any third party investment  advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

                    EXAMPLE

                    This  example is purely  hypothetical  and does not  reflect  the charges for the benefit or any other fees and charges  under the Annuity.  It is intended to  illustrate  the  proportional  reduction of a withdrawal on each guarantee amount under this benefit.

                    Assume the following:
                    o        .The Issue Date is December 1, 2010
                    o        .The benefit is elected on December 1, 2010
                    o        .The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of
                        $200,000
                    o        .An enhanced guarantee amount of $300,000 is locked in on December 1, 2011
                    o        .The Account Value immediately prior to the withdrawal is equal to $300,000
                    o        .No CDSC is applicable

                    If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

                    Here is the calculation (figures are rounded):

                     Withdrawal Amount divided by                                 $ 50,000
                     Account Value before withdrawal                              $300,000
                     Equals ratio                                                    16.67%
                     All guarantees will be reduced by the above ratio (16.67%)

                     Base guarantee amount                                        $166,667
                     Enhanced Guarantee Amount                                    $250,000

Key Feature - Allocation of Account Value

We limit the Sub-accounts to which you may allocate  Account Value if you elect GRO Plus II. For purposes of this benefit,  we refer to those  permitted  investment  options (other than the required bond  portfolio  Sub-accounts  discussed  below) as the "Permitted
Sub-accounts."

GRO Plus II uses a  predetermined  mathematical  formula to help  manage your  guarantees  through  all market  cycles.  Because the formula is made part of your  Rider  schedule  supplement,  the  formula  applicable  to you may not be  altered  once you elect the benefit.  However,  subject to regulatory  approval,  we do reserve the right to amend the formula for  newly-issued  Annuities that elect or re-elect GRO Plus II and for existing  Annuities that elect the benefit  post-issue.  This required formula helps us manage our financial  exposure under GRO Plus II, by moving assets out of certain  Sub-accounts if dictated by the formula (see below).  In essence,  we seek to preserve the value of these assets,  by transferring  them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts  corresponding to these bond portfolios  collectively as the
"AST bond  portfolio  Sub-accounts".  The  formula  also  contemplates  the  transfer  of Account  Value from an AST bond  portfolio
Sub-account  to the other  Sub-accounts  in certain other  scenarios.  The formula is set forth in Section H of this  Supplement.  A summary  description of each AST bond portfolio  Sub-account appears within the Prospectus section entitled "What Are The Investment
Objectives  and  Policies Of The  Portfolios?"  You will be furnished  with a  prospectus  describing  the AST bond  portfolios.  In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the GRO Plus II formula,  we have included  within this Annuity  several AST bond portfolio  Sub-accounts.
Each AST bond portfolio is unique,  in that its underlying  investments  generally  mature at different  times.  For example,  there would be an AST bond  portfolio  whose  underlying  investments  generally  mature in 2020, an AST bond portfolio  whose  underlying investments  generally mature in 2021, and so forth. As discussed  below, the formula  determines the appropriate AST bond portfolio
Sub-Account to which Account Value is transferred.  We will introduce new AST bond portfolio  Sub-accounts  in subsequent  years, to correspond  generally  to the length of new  guarantee  periods  that are created  under this  benefit  (and the  Highest  Daily GRO benefits).  If you have  elected GRO Plus II, you may have Account  Value  allocated to an AST bond  portfolio  Sub-account  only by operation of the  predetermined  mathematical  formula,  and thus you may not allocate  purchase payments to or make transfers to or from such a  Sub-account.  Please see the  Prospectus  for your Annuity and the  prospectus  for the Advanced  Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ  several  AST bond  portfolio  Sub-accounts  for  purposes of the  benefit,  the  formula  described  in the next paragraph  operates so that your Account Value may be allocated to only one AST bond  portfolio  Sub-account at one time. On any day a transfer  into or out of the AST bond  portfolio  Sub-account  is made the formula may dictate that a transfer out of one AST bond portfolio  Sub-account be made into another AST bond  portfolio  Sub-account.  Any transfer into an AST bond  portfolio  Sub-account will be directed to the AST bond portfolio  Sub-account  associated with the "current liability",  as described below. As indicated, the AST bond  portfolio  Sub-accounts  are employed with this benefit to help us mitigate the financial  risks under our  guarantee.
Thus, in accordance with the formula  applicable to you under the benefit,  we determine which AST bond portfolio  Sub-account  your
Account Value is transferred to, and under what circumstances a transfer is made.

In general,  the formula works as follows.  On each  Valuation Day, the formula  automatically  performs an analysis with respect to each guarantee that is  outstanding.  For each  outstanding  guarantee,  the formula begins by determining the present value on that
Valuation Day that, if appreciated at the applicable  "discount rate",  would equal the applicable  guarantee amount on the maturity date. As

detailed in the formula,  the discount  rate is an interest rate  determined  by taking a benchmark  index used within the financial services industry and then reducing that interest rate by a prescribed  adjustment.  Once selected,  we do not change the applicable benchmark  index  (although we do reserve the right to use a new benchmark  index if the original  benchmark is  discontinued).  The greatest of each such present  value is referred to as the "current  liability"  in the  formula.  The formula  compares the current liability to the amount of your Account Value held within the AST bond portfolio  Sub-account  and to your Account Value held within the other  Sub-accounts.  If the  current  liability,  reduced by the amount  held within the AST bond  portfolio  Sub-account,  and divided by the amount held within your Permitted  Sub-accounts , exceeds an upper target value  (currently,  85%),  then the formula will make a transfer  into the AST bond  portfolio  Sub-account,  in the amount  dictated  by the  formula  (subject  to the 90% cap discussed below). If the current  liability,  reduced by the amount held within the AST bond portfolio  Sub-account,  and divided by the amount within your Permitted  Sub-accounts,  is less than a lower target value (currently,  79%), then the formula will transfer
Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond  portfolio  Sub-account  that results in more than 90% of your Account Value being  allocated to the AST bond  portfolio  Sub-account  ("90% cap").  Thus, on any  Valuation  Day, if the formula would require a transfer to the AST bond portfolio  Sub-account  that would result in more than 90% of the Account Value being  allocated to the AST bond  portfolio  Sub-account,  only the amount  that  results in exactly 90% of the Account  Value being  allocated  to the AST bond portfolio Sub-account will be transferred.  Additionally,  future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio  Sub-account and the Permitted  Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.  Once this transfer occurs out of the AST bond portfolio  Sub-account,  future amounts may be  transferred to or from the AST bond  portfolio  Sub-account if dictated by the formula  (subject to the 90% cap). At no time will the formula  make a transfer to the AST bond  portfolio  Sub-account  that  results in greater than 90% of your Account
Value being  allocated to the AST bond portfolio  Sub-account.  However,  it is possible that, due to the investment  performance of your  allocations in the AST bond portfolio  Sub-account and your allocations in the Permitted  Sub-accounts you have elected,  your
Account Value could be more than 90% invested in the AST bond portfolio  Sub-account.  If you make additional  purchase  payments to your Annuity  while the 90% cap is in effect,  the formula will not transfer  any of such  additional  purchase  payments to the AST bond portfolio  Sub-account at least until there is first a transfer out of the AST bond  portfolio  Sub-account,  regardless of how much of your Account Value is in the Permitted  Sub-accounts.  This means that there could be scenarios under which,  because of the additional  purchase  payments  you  make,  less  than 90% of your  entire  Account  Value is  allocated  to the AST bond  portfolio
Sub-account,  and the formula  will still not transfer any of your Account  Value to the AST bond  portfolio  Sub-account  (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
  March 19, 2010 - a transfer is made to the AST bond  portfolio  Sub-account  that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
  March 20, 2010 - you make an  additional  purchase  payment of $10,000.  No transfers  have been made from the AST bond  portfolio
      Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
  On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio  Sub-account under the formula) - the
      $10,000  payment  is  allocated  to the  Permitted  Sub-accounts  and on this  date you  have  82% in the AST  bond  portfolio
      Sub-account and 18% in the Permitted  Sub-accounts  (such that $20,000 is allocated to the Permitted  Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
  Once there is a transfer out of the AST bond portfolio  Sub-account (of any amount),  the formula will operate as described above, meaning that the formula  could  transfer  amounts to or from the AST bond  portfolio  Sub-account  if dictated by the formula
      (subject to the 90% cap).

Under the operation of the formula,  the 90% cap may come into existence and be removed  multiple times while you participate in the benefit.  We will  continue to monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed  above,  each Valuation Day, the formula  analyzes the difference  between your Account Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines if any portion of your Account Value needs to be  transferred  into or out of the AST bond  portfolio  Sub-accounts.  Therefore,  at any given  time,  some,  none,  or most of your  Account  Value may be allocated to the AST bond portfolio Sub-accounts.

The amount that is  transferred  to and from the AST bond portfolio  Sub-accounts  pursuant to the formula  depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
The difference between your Account Value and your guarantee amount(s);
The amount of time until the maturity of your guarantee(s);
The amount invested in, and the performance of, the Permitted Sub-accounts;
The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
The discount rate used to determine the present value of your guarantee(s);
Additional purchase payments, if any, that you make to the Annuity; and
Withdrawals, if any, taken from the Annuity.

Any  amounts  invested in the AST bond  portfolio  Sub-accounts  will affect your  ability to  participate  in a  subsequent  market recovery within the Permitted  Sub-accounts.  Conversely,  the Account Value may be higher at the beginning of the market  recovery,
e.g.  more of the Account  Value may have been  protected  from decline and  volatility  than it  otherwise  would have been had the benefit not been elected.  The AST bond  portfolio  Sub-accounts  are available only with these  benefits,  and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

Election/Cancellation of the Benefit
GRO Plus II can be elected on the Issue Date of your Annuity,  or on any Valuation Day thereafter,  provided that your Account Value is allocated in a manner  permitted with the benefit and that you otherwise meet our  eligibility  rules.  You may elect GRO Plus II only if the  oldest of the Owner and  Annuitant  is 84 or younger  on the date of  election  (80 or  younger,  in New York).  If you currently  participate in a living benefit that may be cancelled,  you may terminate that benefit at any time and elect GRO Plus II.
However you will lose all guarantees  that you had accumulated  under those  benefits.  The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

GRO Plus II will terminate  automatically  upon: (a) the death of the Owner or the Annuitant (in an entity owned  contract),  unless the Annuity is continued by the surviving spouse;  (b) as of the date Account Value is applied to begin annuity payments;  (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
(d) upon full surrender of the Annuity.  If you elect to terminate the benefit,  GRO Plus II will no longer provide any  guarantees.
The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish,  you may cancel the GRO Plus II  benefit.  You may also  cancel an  enhanced  guarantee,  but leave the base  guarantee intact.  Upon  cancellation,  you may elect  any other  currently  available  living  benefit  on any  Valuation  Day after you have cancelled the GRO Plus II benefit,  provided that your Account  Value is allocated in a manner  permitted  with the benefit and that you otherwise meet our  eligibility  rules.  Upon  cancellation  of the GRO Plus II benefit,  any Account Value allocated to the AST bond portfolio  Sub-account  used with the formula will be reallocated to the Permitted  Sub-Accounts  according to your most recent allocation  instructions or, in absence of such  instructions,  pro rata (i.e., in direct  proportion to your current  allocations).
Upon your  re-election  of GRO Plus II,  Account  Value may be  transferred  between  the AST bond  portfolio  Sub-accounts  and the
Permitted  Sub-accounts  according to the predetermined  mathematical formula (see "Key Feature - Allocation of Account Value" above for more  details).  It is possible that over time the formula could  transfer  some,  none, or most of the Account Value to the AST bond  portfolio  Sub-accounts  under GRO Plus II. You also should be aware that upon  cancellation  of the GRO Plus II benefit,  you will lose all guarantees that you had accumulated under the benefit.  Thus, the guarantees under any  newly-elected  benefit will be based on your current  Account  Value at benefit  effectiveness.  The benefit you elect or re-elect may be more  expensive  than the benefit you cancel.  Once the GRO Plus II benefit is canceled you are not required to re-elect  another  optional living benefit and any  subsequent  benefit  election may be made on or after the first  Valuation Day following  the  cancellation  of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

Special Considerations under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
Upon  inception  of the  benefit,  100% of your  Account  Value must be  allocated  to the  asset allocation programs described in
Section D of this  supplement.  No fixed interest rate  allocations may be in effect as ofthe date that you elect to participate in the benefit.

o        .Transfers to and from your elected  Sub-accounts  and an AST bond portfolio  Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
  Any amounts  applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
  As the time remaining until the applicable maturity date gradually  decreases,  the benefit may become  increasingly  sensitive to moves to an AST bond portfolio Sub-account.
  We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit.  Moreover,  if you are invested in  prohibited  investment  options and seek to acquire the benefit,  we will ask you to  reallocate  to permitted investment  options as a  prerequisite  to acquiring  the benefit.  Should we prohibit  access to any  investment  option,  any transfers  required to move Account Value to eligible  investment options will not be counted in determining the number of free transfers during an Annuity Year.
  If you elect this benefit,  and in connection  with that election you are required to reallocate to different  investment  options permitted under this benefit,  then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
     (ii) invest the proceeds of those sales in the permitted investment options that you have designated.  During this reallocation process,  your Account Value allocated to the  Sub-accounts  will remain exposed to investment  risk, as is the case generally.
     The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit

We  deduct an  annualized  charge  equal to 0.60% of the  average  daily net  assets  of the  Sub-accounts  (including  any AST bond portfolio  Sub-account) for  participation  in the GRO Plus II benefit.  The annual charge is deducted daily. The charge is deducted to  compensate  us for:  (a) the risk  that  your  Account  Value on a  maturity  date is less than the  amount  guaranteed  and (b)
administration of the benefit.

Closing of GRO Plus 2008

GRO Plus 2008 is described in the section of the prospectus  entitled "Living  Benefits".  GRO Plus 2008 will no longer be available for new  elections  or  re-adds in those  jurisdictions  where we have  received  regulatory  approval  to offer GRO Plus II. If you currently  participate in GRO Plus 2008, this closing does not affect you or the guarantees  associated with your benefit.  However, subsequent to the closure, you will no longer be allowed to re-elect GRO Plus 2008 if you decide to terminate it.

F. HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)
We add the following to the section entitled "Living Benefits."

Highest Daily Guaranteed Return Option II (HD GRO II)
You can elect this benefit on the Issue Date of your Annuity,  or at any time thereafter if available.  In addition,  you may cancel
HD GRO II and then re-elect the benefit on the next  Valuation  Day if  available,  provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility  rules. If you cancel the benefit,  you lose all guarantees that you had accumulated under the benefit.  The initial guarantee under the newly-elected  benefit will be based on your current Account
Value at the time the new benefit  becomes  effective on your Annuity.  HD GRO II is not available if you  participate  in any other living  benefit.  However,  HD GRO II may be elected  together with any optional death  benefit,  other than the Highest Daily Value
Death Benefit.  As detailed below under "Key Feature - Allocation of Account Value",  your participation in this benefit among other things  entails your  participation  in a program  that,  as dictated by a  predetermined  mathematical  formula,  may transfer your
Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

HD GRO II creates a series of separate  guarantees,  each of which is based on the highest  Account  Value  attained on a day during the applicable time period.  As each year of your  participation  in the benefit passes,  we create a new guarantee.  Each guarantee then  remains in  existence  until the date on which it matures  (unless the benefit  terminates  sooner).  We refer to each date on which the specified  Account Value is guaranteed as the "maturity  date" for that  guarantee.  HD GRO II will not create a guarantee if the maturity  date of that  guarantee  would extend beyond the date by which  annuity  payments must commence  under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees  provided by the benefit exist only on the applicable  maturity date(s).  However,  due to the ongoing  monitoring of your Account  Value,  and the transfer of Account Value to support our future  guarantees,  the benefit may provide some  protection from  significant  Sub-account  losses.  For this same  reason,  the  benefit  may limit your  ability to benefit  from  Sub-account increases while it is in effect.

The initial  guarantee  is created on the day that the HD GRO II benefit is added or re-added to your  Annuity.  We  guarantee  that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit  anniversary")  will not be less than your Account Value on the day that the HD GRO II benefit was added to your Annuity.  Each benefit anniversary  thereafter, we create a new  guarantee.  With respect to each such  subsequent  guarantee,  we identify the highest  Account Value that occurred between the date of that benefit  anniversary  and the date on which HD GRO II was added to your  Annuity.  We  guarantee  that your
Account Value ten years after that benefit  anniversary  will be no less than the highest  daily Account Value that occurred  during that time period.  The  following  example  illustrates  the time period over which we identify the highest  daily Account Value for purposes of each  subsequent  guarantee under the benefit.  If the date of benefit  election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest  Account  Value  achieved  between  January 1, 2010 and January 1, 2014,  and that guarantee  would mature on January 1, 2024. As described  below, we adjust each of the guarantee  amounts for purchase  payments and withdrawals.

If the Account Value on the maturity date is less than the guaranteed  amount,  we will contribute funds from our general account to bring your Account Value up to the guaranteed  amount.  If the maturity date is not a Valuation Day, then we would  contribute  such an amount on the next  Valuation  Day. We will  allocate  any such  amount to each  Sub-account  (other than the AST bond  portfolio
Sub-account used with this benefit and described  below) in accordance with your most recent  allocations  instructions.  Regardless of whether we need to contribute funds at the end of a guarantee  period,  we will at that time transfer all amounts held within the
AST bond portfolio  Sub-account  associated with the maturing guarantee to your other Sub-accounts on a pro rata basis,  unless your
Account Value is being  allocated  according to an asset  allocation  program,  in such case your Account Value will be  transferred according to the program.

We increase the amount of each  guarantee  that has not yet reached its maturity  date,  as well as the highest  daily Account Value that we calculate to establish a guarantee,  by the amount of each Purchase  Payment  (including  any associated  purchase  Credits)
made prior to the applicable  maturity  date.  For example,  if the effective date of the benefit was January 1, 2010, and there was an initial  guaranteed  amount that was set at $100,000  maturing  January 1, 2020, and a second  guaranteed  amount that was set at
$120,000  maturing January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed  amounts to
$130,000 and $150,000, respectively.

If you make a withdrawal  (including any CDSC), we effect a proportional  reduction to each existing  guarantee amount. We calculate a proportional  reduction by reducing each existing  guarantee  amount by the percentage  represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal,  we will deduct the  withdrawal  amount pro rata from each of your  Sub-accounts  (including  the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment  advisory service will be treated as a withdrawal,  and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the
Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
o        Assume the following:
The Issue Date is December 1, 2010
The benefit is elected on December 1, 2010
The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
An additional guarantee amount of $300,000 is locked in on December 1, 2011
The Account Value immediately prior to the withdrawal is equal to $300,000
No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011,  all guarantee  amounts will be reduced by the ratio the total  withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation (figures are rounded):

 Withdrawal Amount divided by                                 $ 50,000
 Account Value before withdrawal                              $300,000
 Equals ratio                                                    16.67%
 All guarantees will be reduced by the above ratio (16.67%)

 Initial guarantee amount                                     $166,667
 Additional guarantee amount                                  $250,000

                             Key Feature - Allocation of Account Value
                             We limit the  Sub-accounts to which you may allocate  Account Value if you elect HD
                             GRO II.  For  purposes  of this  benefit,  we refer to those  permitted  investment options  (other  than  the AST  bond  portfolio  used  with  this  benefit)  as the
                             "Permitted Sub-accounts".

                             HD GRO II uses a predetermined  mathematical formula to help manage your guarantees through all market cycles.  Because the formula is made part of your Rider schedule supplement,  the formula may not be altered  once you elect the  benefit.  However, subject to any  regulatory  approval,  we do reserve the right to amend the formula for  newly-issued  Annuities  that  elect or  re-elect  HD GRO II and for  existing
                             Annuities that elect the benefit post-issue.  This required formula helps us manage our  financial  exposure  under  HD  GRO  II,  by  moving  assets  out  of  certain
                             Sub-accounts  in certain  scenarios  if  dictated by the formula  (see  below).  In essence,  we seek to preserve the value of these assets,  by transferring them to a more stable  option  (i.e.,  one of a  specified  group of bond  portfolios  within
                             Advanced Series Trust).  We refer to the  Sub-accounts  corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts".  The formula also
                             contemplates   the  transfer  of  Account   Value  from  the  AST  bond   portfolio
                             Sub-accounts to the Permitted  Sub-accounts in other scenarios.  The formula is set forth in  Section  H of this  Supplement.  A summary  description  of each AST bond portfolio  Sub-account appears within the Prospectus section entitled "What Are The
                             Investment  Objectives and Policies Of The  Portfolios?" You will be furnished with a prospectus describing the AST bond portfolios.  In addition,  you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com

                             For  purposes of  operating  the HD GRO II formula,  we have  included  within this
                             Annuity  several  AST bond  portfolio  Sub-accounts.  Each AST  bond  portfolio  is unique,  in that its underlying  investments  generally  mature at the same time as each outstanding  maturity date that exists under the benefit.  For example,  there would be an AST bond portfolio whose  underlying  investments  generally  mature in
                             2020  (corresponding  to all guarantees that mature in 2020), an AST bond portfolio whose  underlying  investments  generally  mature  in  2021  (corresponding  to all guarantees  that mature in 2021),  and so forth.  As discussed  below,  the formula determines the  appropriate  AST bond portfolio  Sub-Account to which Account Value
                             is  transferred.   We  will  introduce  new  AST  bond  portfolio  Sub-accounts  in subsequent  years, to correspond  generally to the length of new guarantee  periods that are created under this benefit.  If you have elected Highest Daily GRO II, you may have Account  Value  allocated  to an AST bond  portfolio  Sub-account  only by operation of the predetermined  mathematical formula, and thus you may not allocate purchase  payments  to, or transfer  Account  Value to or from,  such a  Portfolio.
                             Please see the  Prospectus  for your  Annuity and the  prospectus  for the Advanced
                             Series  Trust for more  information  about each AST bond  portfolio  used with this benefit.

                             Although we employ  several AST bond  portfolio  Sub-accounts  for  purposes of the benefit,  the formula described in the next paragraph operates so that your Account
                             Value may be allocated to only one AST bond  portfolio  Sub-account at one time. On any day a transfer into or out of the AST bond  portfolio  Sub-account  is made the formula may dictate that a transfer out of one AST bond  portfolio  Sub-account  be made into another AST bond  portfolio  Sub-account.  Any transfer  into an AST bond portfolio  Sub-account  will be  directed  to the AST  bond  portfolio  Sub-account associated with the "current liability",  as described below. As indicated, the AST bond portfolio  Sub-accounts are employed with this benefit to help us mitigate the financial  risks  under  our  guarantee.  Thus,  in  accordance  with  the  formula applicable  to you  under  the  benefit,  we  determine  which  AST bond  portfolio
                             Sub-account  your Account Value is transferred  to, and under what  circumstances a transfer is made.

                             In  general,  the formula  works as follows.  On each  Valuation  Day,  the formula automatically  performs  an  analysis  with  respect  to  each  guarantee  that  is outstanding.  For each outstanding guarantee, the formula begins by determining the present  value  on that  Valuation  Day  that,  if  appreciated  at the  applicable
                             "discount rate", would equal the applicable  guarantee amount on the maturity date.
                             As detailed in the formula,  the discount  rate is an interest  rate  determined by taking a  benchmark  index used within the  financial  services  industry  and then reducing that interest rate by a prescribed  adjustment.  Once selected,  we do not change the applicable benchmark

                             index  (although  we do  reserve  the  right  to use a new  benchmark  index if the original  benchmark is  discontinued).  The greatest of each such present  value is referred to as the "current  liability"  in the formula.  The formula  compares the current  liability  to the amount of your  Account  Value held  within the AST bond portfolio  Sub-account and to your Account Value held within the  Sub-accounts.  If the current  liability,  reduced by the amount  held within the AST bond  portfolio
                             Sub-account,  and divided by the amount held within your  Permitted  Sub-accounts , exceeds an upper  target  value  (currently,  85%),  then the  formula  will make a transfer into the AST bond  portfolio  Sub-account,  in the amount  dictated by the formula  (subject  to the 90%  cap  discussed  below).  If the  current  liability, reduced by the amount held within the AST bond portfolio  Sub-account,  and divided by the amount  within  your  Permitted  Sub-accounts,  is less than a lower  target value  (currently,  79%),  then the formula will transfer  Account Value within the
                             AST bond  portfolio  Sub-account  into the  Permitted  other  Sub-accounts,  in the amount dictated by the formula.

                             The formula will not execute a transfer to the AST bond portfolio  Sub-account that results in more than 90% of your  Account  Value  being  allocated  to the AST bond portfolio  Sub-account  ("90% cap").  Thus,  on any  Valuation  Day, if the formula would require a transfer to the AST bond  portfolio  Sub-account  that would result in more than 90% of the Account  Value being  allocated  to the AST bond  portfolio
                             Sub-account,  only the amount  that  results in exactly  90% of the  Account  Value being  allocated  to the  AST  bond  portfolio  Sub-account  will  be  transferred.
                             Additionally,  future transfers into the AST bond portfolio Sub-account will not be made  (regardless of the performance of the AST bond portfolio  Sub-account and the
                             Permitted  Sub-accounts)  at least until  there is first a transfer  out of the AST bond  portfolio  Sub-account.  Once  this  transfer  occurs  out  of the  AST  bond portfolio  Sub-account,  future  amounts may be transferred to or from the AST bond portfolio  Sub-account  if dictated by the formula  (subject to the 90% cap). At no time will the formula make a transfer to the AST bond  portfolio  Sub-account  that results in greater than 90% of your Account  Value being  allocated to the AST bond portfolio  Sub-account.  However,  it is  possible  that,  due  to  the  investment performance  of your  allocations in the AST bond  portfolio  Sub-account  and your allocations in the Permitted  Sub-accounts  you have  selected,  your Account Value could be more than 90% invested in the AST bond portfolio Sub-account.  If you make additional  purchase  payments to your Annuity while the 90% cap is in effect,  the formula will not transfer any of such additional  purchase payments to the AST bond portfolio  Sub-account at least until there is first a transfer out of the AST bond portfolio  Sub-account,  regardless  of how  much of your  Account  Value is in the
                             Sub-accounts.  This means that there could be scenarios under which, because of the additional  purchase  payments you make, less than 90% of your entire Account Value is allocated  to the AST bond  portfolio  Sub-account  , and the formula will still not transfer any of your Account Value to the AST bond  portfolio  Sub-account  (at least until there is first a transfer out of the AST bond portfolio Sub-account).

                             For example,
                               March 19, 2010 - a transfer is made to the AST bond  portfolio  Sub-account  that results in the 90% cap being met and now $90,000 is  allocated  to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
                               March  20,  2010 - you  make  an  additional  purchase  payment  of  $10,000.  No transfers  have  been  made  from the AST  bond  portfolio  Sub-account  to the
                                 Permitted Sub-accounts since the cap went into effect on March 19, 2010.
                               On March 20,  2010 (and at least  until  first a transfer  is made out of the AST
                                 bond  portfolio  Sub-account  under  the  formula),   the  $10,000  payment  is
                                 allocated to the  Permitted  Sub-accounts  and on this date you have 82% in the
                                 AST bond  portfolio  Sub-account  and 18% in the Permitted  Sub-accounts  (such that $20,000 is allocated to the Permitted  Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

                               Once  there  is a  formula-initiated  transfer  out of  the  AST  bond  portfolio
                                 Sub-account  (of any amount),  the formula  will  operate as  described  above, meaning  that  the  formula  could  transfer  amounts  to or from  the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

                             Under the  operation of the  formula,  the 90% cap may come into  existence  and be removed  multiple times while you  participate in the benefit.  We will continue to monitor  your Account  Value daily and, if dictated by the formula,  systematically transfer  amounts  between the Permitted  Sub-accounts  you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

                             As  discussed  above,  each  Valuation  Day, the formula  analyzes  the  difference between your Account Value and your guarantees,  as well as how long you have owned the  benefit,  and  determines  if any  portion of your  Account  Value needs to be transferred into or out of the AST bond portfolio  Sub-accounts.  Therefore, at any given time,  some,  none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

                             The amount  that is  transferred  to and from the AST bond  portfolio  Sub-accounts pursuant to the formula  depends  upon a number of factors  unique to your  Annuity
                             (and is not  necessarily  directly  correlated  with the securities  markets,  bond markets, or interest rates, in general) including:

                               The difference between your Account Value and your guarantee amount(s);o
                               The amount of time until the maturity of your guarantee(s);o
                               The amount invested in, and the performance of, the Permitted Sub-accounts;o
                               The amount invested in, and the performance of, the AST bond portfolio
                                  Sub-accounts;o
                               The discount rate used to determine the present value of your guarantee(s);o
                               Additional purchase payments, if any, that you make to the Annuity; and

                               Withdrawals, if any, taken from the Annuity.

                               Any amounts  invested  in the AST bond  portfolio  Sub-accounts  will affect your ability to  participate  in a subsequent  market  recovery  within the  Permitted
                               Sub-accounts.  Conversely,  the Account  Value may be higher at the  beginning of the market recovery,  e.g. more of the Account Value may have been protected from decline  and  volatility  than it  otherwise  would have been had the benefit not been elected.

                             The AST bond portfolio  Sub-accounts  are available only with these  benefits,  and you may not allocate  purchase payments to or transfer Account Value to or from the
                             AST bond portfolio Sub-accounts.

                             Transfers do not impact any guarantees that have already been locked-in.

                             Election/Cancellation of the Benefit

                             HD GRO II can be  elected on the Issue Date of your  Annuity,  or on any  Valuation
                             Day  thereafter,  provided  that  your  Account  Value  is  allocated  in a  manner permitted  with the benefit and you otherwise  meet our  eligibility  requirements.
                             You may elect HD GRO II only if the  oldest of the  Owner  and  Annuitant  is 84 or younger on the date of election  (80 or  younger,  in New York).  If you  currently participate  in a living  benefit that may be  cancelled,  you may  terminate  that benefit at any time and elect HD GRO II. However you will lose all guarantees  that you had accumulated under the previous benefit.  The initial guarantee under HD GRO
                             II will be based on your current  Account Value at the time the new benefit becomes effective on your Annuity.

                             HD GRO II will  terminate  automatically  upon:  (a) the  death of the Owner or the
                             Annuitant  (in an entity  owned  contract),  unless the Annuity is continued by the surviving  spouse;  (b) as of the date  Account  Value is applied to begin  annuity payments;  (c) as of the anniversary of benefit election that immediately  precedes the  contractually-mandated  latest annuity date, or (d) upon full surrender of the
                             Annuity.  If you elect to terminate the benefit,  HD GRO II will no longer  provide any  guarantees.  The charge for the HD GRO II benefit  will no longer be  deducted from your Account Value upon termination of the benefit.

                             If you wish,  you may  cancel the HD GRO II  benefit.  You may then elect any other currently  available  living  benefit on any Valuation Day after you have cancelled the HD GRO II benefit,  provided that your Account Value is allocated in the manner permitted  with the benefit and you otherwise  meet our  eligibility  requirements.
                             Upon cancellation of the HD GRO II benefit,  any Account Value allocated to the AST bond  portfolio  Sub-accounts  used with the  formula  will be  reallocated  to the
                             Permitted  Sub-Accounts  according to your most recent allocation  instructions or, in absence of such  instructions,  pro-rata  (i.e.,  in direct  proportion  to your current  allocation).  Upon your  re-election  of HD GRO II,  Account  Value may be transferred between the AST bond portfolio  Sub-accounts and the other Sub-accounts according to the predetermined  mathematical formula (see "Key Feature - Allocation of Account  Value"  section for more  details).  It is possible  that over time the formula  could  transfer  some,  most, or none of the Account Value to the AST bond portfolio  Sub-accounts under the newly-elected  benefit.  You also should be aware that upon cancellation of the HD GRO II benefit,  you will lose all guarantees that
                             you  had  accumulated   under  the  benefit.   Thus,  the  guarantees   under  your
                             newly-elected  benefit will be based on your current Account Value. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

                             Special Considerations under HD GRO II

                             This  benefit  is subject to certain  rules and  restrictions,  including,  but not limited to the following:
                               Upon  inception of the benefit,  100% of your Account  Value must be allocated to the Permitted Sub-accounts.  The Permitted Sub-accounts are those described in the  Investment  Option  section of the  prospectus.  No fixed  interest  rate allocations  may be in effect as of the date that you elect to  participate in the benefit.
                               Transfers  to and  from  your  elected  Sub-accounts  and an AST  bond  portfolio
                                  Sub-account  will not  count  toward  the  maximum  number  of free  transfers allowable under the Annuity.
                               Any amounts  applied to your Account  Value by us on a maturity  date will not be treated as "investment in the contract" for income tax purposes.
                               As the time  remaining  until the applicable  maturity date gradually  decreases, the  benefit  may  become  increasingly  sensitive  to  moves  to an AST  bond portfolio Sub-account.
                               We currently limit the  Sub-accounts  to which you may allocate  Account Value if you participate in this benefit.  Moreover,  if you are invested in prohibited investment  options  and  seek to  acquire  the  benefit,  we will  ask you to reallocate to permitted  investment options as a prerequisite to acquiring the benefit.  Should we prohibit  access to any investment  option,  any transfers required to move  Account  Value to eligible  investment  options  will not be counted in determining the number of free transfers during an Annuity Year.

                               If you elect this benefit,  and in connection with that election you are required to reallocate to different  investment  options  permitted under this benefit, then on the Valuation  Day on which we receive your request in Good Order,  we will (i) sell units of the non-permitted investment options and

                                  (ii) invest the proceeds of those sales in the  permitted  investment  options that you have  designated.  During this  reallocation  process,  your  Account
                                  Value allocated to the  Sub-accounts  will remain exposed to investment  risk, as is the case  generally.  The  newly-elected  benefit  will  commence at the close of business on the following  Valuation Day. The protection  afforded by the  newly-elected  benefit  will not arise until the close of business on the following Valuation Day.

                             Charges under the Benefit

                             We deduct an  annualized  charge equal to 0.60% of the average  daily net assets of the Sub-accounts  (including any AST bond portfolio  Sub-account) for participation in the HD GRO II  benefit.  The  annual  charge is  deducted  daily.  The charge is deducted  to  compensate  us for:  (a) the  risk  that  your  Account  Value on the maturity date is less than the amount guaranteed and
                             (b) administration of the benefit.

                             Closing of Highest Daily GRO ("HD GRO")

                             HD GRO is described in the section of the prospectus  entitled  "Living  Benefits".
                             HD GRO  will no  longer  be  available  for  new  elections  or  re-adds  in  those jurisdictions  where we have  received  regulatory  approval to offer HD GRO II. If you  currently  participate  in HD GRO,  this  closing  does not  affect you or the guarantees  associated with your benefit.  However,  subsequent to the closure, you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

                             G. Optional 90% Cap Rule Applicable to Highest Daily GRO and GRO Plus 2008
                             In the section  entitled "Living Benefits - Highest Daily GRO" and "Living Benefits
                             - GRO Plus 2008 ", we add the  following  description  of an  optional  feature for owners of  Highest  Daily GRO and GRO Plus 2008 that  limits  the amount of Account
                             Value that can be allocated to the AST bond  portfolio  Sub-account  used with each benefit.

                             OPTIONAL FEATURE FOR HIGHEST DAILY GRO and GRO PLUS 2008

                             If you  currently  own  an  Annuity  and  have  elected,  as of the  date  of  this
                             Supplement,  the Highest  Daily GRO benefit or the GRO Plus 2008  benefit,  you can elect this optional  feature,  at no additional  cost,  which  utilizes a new asset transfer  formula.  The new predetermined  mathematical  formula is described below and will replace the "Transfer  Calculation"  portion of the asset transfer formula currently  used in  connection  with your  benefit  on a  prospective  basis.  This election may only be made once and may not be revoked once  elected.  The new asset transfer formula is added to Appendix I in your prospectus, and is provided below.

                             Although we employ  several AST bond  portfolio  Sub-accounts  for  purposes of the benefit,  the formula described in the next paragraph operates so that your Account
                             Value may be allocated to only one AST bond  portfolio  Sub-account at one time. In the  description  of the  formula in the next  paragraph,  we refer to the AST bond portfolio  Sub-account in which you are invested immediately prior to any potential asset  transfer as the "Current AST bond  portfolio  Sub-account."  The formula may dictate that a transfer out of the Current AST bond portfolio  Sub-account be made, or  alternatively  may mandate a transfer into an AST bond  portfolio  Sub-account.
                             Any transfer  into an AST bond  portfolio  Sub-account  will be directed to the AST bond portfolio  Sub-account  associated  with the "current  liability" (we refer to that  Sub-account as the "Transfer AST bond portfolio  Sub-account").  Note that if the  Current  AST  bond  portfolio  Sub-account  is  associated  with  the  current liability,  then  that  Sub-account  would  be  the  Transfer  AST  bond  portfolio
                             Sub-account,  and we would simply transfer  additional  assets into the Sub-account if dictated by the formula.

                             Under the new formula,  the formula will not execute a transfer to the Transfer AST bond  portfolio  Sub-account  that results in more than 90% of your  Account  Value being  allocated to the Transfer AST bond portfolio  Sub-account  ("90% cap rule").
                             Thus,  on any  Valuation  Day,  if the  formula  would  require a  transfer  to the
                             Transfer AST bond portfolio  Sub-account  that would result in more than 90% of the
                             Account Value being allocated to the Transfer AST bond portfolio Sub-account,  only the amount that results in exactly 90% of the Account Value being  allocated to the
                             Transfer AST bond portfolio Sub-account will be transferred.  Additionally,  future transfers  into  the  Transfer  AST  bond  portfolio  Sub-account  will not be made
                             (regardless of the  performance of the Transfer AST bond portfolio  Sub-account and the  Permitted  Sub-accounts)  at least  until  there is first a  formula-initiated transfer out of the Transfer AST bond  portfolio  Sub-account.  Once this  transfer occurs out of the Transfer AST bond  portfolio  Sub-account,  future amounts may be transferred to or from the Transfer AST bond  portfolio  Sub-account if dictated by the  formula  (subject  to the 90% cap rule).  At no time will the  formula  make a transfer to the Transfer  AST bond  portfolio  Sub-account  that results in greater than 90% of your Account Value being  allocated to the Transfer AST bond  portfolio
                             Sub-account.  However,  it is possible that,  due to the investment  performance of
                             your  allocations  in  the  Transfer  AST  bond  portfolio   Sub-account  and  your
                             allocations in the Permitted  Sub-accounts  you have  selected,  your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

                             If you make  additional  purchase  payments  to your  Annuity  while  the  transfer restriction of the 90% cap rule is in effect,  the formula will not transfer any of such additional  purchase  payments to the Transfer AST bond portfolio  Sub-account at least until there is first a transfer  out of the  Transfer  AST bond  portfolio
                             Sub-account,  regardless  of how much of your  Account  Value  is in the  Permitted
                             Sub-accounts.  This means that there could be scenarios under which, because of the additional  purchase  payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio  Sub-account,  and the formula will still not  transfer any of your  Account  Value to the Transfer AST bond  portfolio
                             Sub-account  (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account). For example,
                             March 19, 2010 - a transfer is made that  results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond  portfolio  Sub-account  and
                                  $10,000 is allocated to the Permitted Sub-accounts.
                             March 20, 2010 - you make an additional  purchase payment of $10,000.  No transfers have  been  made  from the  Transfer  AST bond  portfolio  Sub-account  to the
                                  Permitted Sub-accounts since the cap went into effect on March 19, 2010.
                             As of March  20,  2010  (and at least  until  first a  transfer  is made out of the
                                  Transfer  AST bond  portfolio  Sub-account  under the  formula) - the  $10,000 payment is allocated  to the  Permitted  Sub-accounts  and now you have 82% in the  Transfer  AST  bond  portfolio  Sub-account  and  18%  in  the  Permitted
                                  Sub-accounts  (such that $20,000 is allocated  to the  Permitted  Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
                             Once there is a transfer  out of the Transfer AST bond  portfolio  Sub-account  (of any amount),  the formula will  operate as described  above,  meaning that the formula  could  transfer  amounts to or from the Transfer  AST bond  portfolio
                                  Sub-account if dictated by the formula (subject to the 90% cap rule).

                             If at the time you elect the 90% cap rule,  more than 90% of your Account  Value is allocated to an AST bond portfolio  Sub-account  used with the benefit,  a transfer will be made from the AST bond portfolio  Sub-account  such that Account Value will be allocated 90% to the AST bond  portfolio  Sub-account  and 10% will be allocated to  your  elected  Sub-accounts.  Amounts  to be  transferred  from  the  AST  bond portfolio  Sub-account to your elected  Sub-accounts will be transferred  according to the following  "hierarchy"  (i.e., if a given item is  inapplicable,  we use the next instruction that is applicable):  (a) the percentages dictated by any existing asset allocation program; or (b) the percentages  dictated by any  auto-rebalancing program;  or (c)  pro-rata  according  to amounts  currently  held in your  elected
                             Sub-accounts;  or (d) according to the currently-effective  allocation instructions used for the allocation of subsequent Purchase Payments.

                             It is possible that additional  transfers  might occur after this initial  transfer if dictated by the formula.  The amount of such additional  transfer(s)  will vary. If, on the date this feature is elected,  100% of your Account Value is allocated to the Transfer AST bond  portfolio  Sub-account,  a transfer of an amount  equal to 10% of your  Account  Value  will be made to your  Permitted
                                   Sub-accounts.  It is possible  than an  additional  transfer to the Permitted
                                   Sub-accounts  could occur the following  Valuation Day, and in some instances
                                   (based  upon  the  formula)  this   additional   transfer   could  be  large.
                                   Thereafter,  your Account Value can be  transferred  between the Transfer AST bond portfolio  Sub-account and your Permitted  Sub-accounts as frequently as daily, based on what the formula prescribes.

                             Once the transfer  restriction of the 90% cap rule is triggered,  future  transfers into the Transfer AST bond portfolio  Sub-account  will not be made  (regardless of the  performance of the Transfer AST bond portfolio  Sub-account  and the Permitted
                             Sub-accounts)  at least until  there is first a transfer  out of the  Transfer  AST bond portfolio Sub-account.  Once this transfer occurs out of the Transfer AST bond portfolio  Sub-account,  future  amounts may be transferred to or from the Transfer
                             AST bond portfolio  Sub-account if dictated by the formula  (subject to the 90% cap rule).

                             Important Considerations When Electing this Feature:
                               At any given time,  some,  most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
                               Please be aware that because of the way the 90% cap rule asset  transfer  formula operates,  it is  possible  that more  than or less than 90% of your  Account
                                   Value may be allocated to the Transfer AST bond portfolio Sub-account.
                               If this  feature is  elected,  any Account  Value  transferred  to the  Permitted
                                   Sub-accounts is subject to the investment  performance of those Sub-accounts.
                                   Your  Account  Value can go up or down  depending on the  performance  of the
                                   Permitted Sub-accounts you select.
                               Your  election of the 90% cap rule will not result in your losing the  guarantees you had  accumulated  under your  existing  Highest  Daily GRO benefit or GRO
                                   Plus 2008 benefit.

                             The following is added to Appendix G in your prospectus:

                              FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST DAILY
                                                                     GRO

                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:
                               AV is the current Account Value of the Annuity
                               V is the current Account Value of the elected Sub-accounts of the Annuity
                               B is the total current value of the AST bond portfolio Sub-account
                               Cl is the lower target value. Currently, it is 79%.
                               Ct is the middle target value. Currently, it is 82%.
                               Cu is the upper target value. Currently, it is 85%.
                               T is the amount of a transfer into or out of the Transfer AST bond portfolio
                                   Sub-account.

                             For each guarantee provided under the benefit,
                               Gi is the guarantee amount
                               Ni is the number of days until the maturity dateo

                               di is the  discount  rate  applicable  to the number of days  until the  maturity date. It is determined  with reference to a benchmark  index,  reduced by the
                                   Discount  Rate  Adjustment  and subject to the  discount  rate  minimum.  The discount rate minimum,  beginning on the  effective  date of the benefit,  is three percent,  and will decline  monthly over the first  twenty-four  months
                                   following  the  effective   date  of  the  benefit  to  one  percent  in  the
                                   twenty-fifth   month,  and  will  remain  at  one  percent  for  every  month thereafter.  Once  selected,  we will not  change  the  applicable  benchmark index. However, if the benchmark index is discontinued,  we will substitute a successor  benchmark  index, if there is one.  Otherwise we will substitute a comparable  benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

                             Transfer Calculation

                             The formula,  which is set on the  Effective  Date of the 90% Cap Rule,  and is not
                             changed while the benefit is in effect,  determines,  on each Valuation Day, when a transfer is required.

                             On the  Effective  Date of the 90% Cap Rule (and only on this date),  the following asset  transfer  calculation  is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                              If (B / (V + B) > .90), then

                             T = B - [(V + B) * .90]

                             If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90%
                             Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio
                             Sub-account occurs.

                             On each Valuation Date thereafter (including the Effective Date of the 90% Cap
                             Rule, provided (B / (V + B) ‹ = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

                             L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

                             Next the formula calculates the following formula ratio:

                             r = (L - B) / V

                             If the formula ratio  exceeds an upper target  value,  then all or a portion of the
                             Account Value will be transferred to the AST bond portfolio Sub-account  associated with the current liability,  subject to the rule that prevents a transfer into that
                             AST  bond  portfolio  Sub-account  if 90% or  more  of  Account  Value  is in  that
                             Sub-account  (the "90% cap  rule").  If, at the time we make a transfer  to the AST bond portfolio  Sub-account  associated with the current liability there is Account
                             Value  allocated  to an AST bond  portfolio  Sub-account  not  associated  with the current  liability,  we will  transfer  all  assets  from  that AST bond  portfolio
                             Sub-account  to the AST bond  portfolio  Sub-account  associated  with the  current liability.

                             The formula will transfer  assets into the Transfer AST bond portfolio  Sub-account if r > Cu, subject to the 90% cap rule.

                             The transfer amount is calculated by the following formula:

                             If the formula  ratio is less than a lower target value and there are assets in the
                             Transfer AST bond portfolio Sub-account,  then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

                             The  formula  will  transfer   assets  out  of  the  Transfer  AST  bond  portfolio
                             Sub-account if r ‹ Cl and B › 0.

                             The transfer amount is calculated by the following formula:

                             T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

                             If following a transfer to the elected Sub-accounts,  there are assets remaining in an AST bond portfolio  Sub-account  not associated with the current  liability,  we will transfer all assets from that AST bond  portfolio  Sub-account to the AST bond portfolio Sub-account associated with the current liability.

                             If transfers  into the AST bond  portfolio  Sub-account  are  restricted due to the operation  of the 90%  cap  rule,  then we will  not  perform  any  intra-AST  bond portfolio  Sub-account  transfers.  However,  if assets transfer out of an AST bond portfolio  Sub-account and into the elected Sub-accounts due to the maturity of the
                             AST bond portfolio,  by operation of the formula,  assets may subsequently transfer to  another  AST  bond  portfolio  Sub-account  that is  associated  with a  future guarantee, subject to the 90% cap rule.

                             H. FORMULA FOR HIGHEST DAILY GRO II AND GRO PLUS II

                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:

                             AV is the current Account Value of the Annuity

                             V\\v\\ is the current Account Value of the elected Sub-accounts of the Annuity
                             V\\f\\ is the current Account Value of any fixed-rate Sub-accounts of the Annuity
                             B is the total current value of the AST bond portfolio Sub-account
                             Cl is the lower target value. Currently, it is 79%.
                             Ct is the middle target value. Currently, it is 82%.
                             Cu is the upper target value. Currently, it is 85%.
                             T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

                             For each guarantee provided under the benefit,
                             Gi is the guarantee amount
                             Ni is the number of days until the maturity date
                             di is the discount rate  applicable to the number of days until the maturity  date.
                                   It is  determined  with  reference  to a  benchmark  index,  reduced  by  the
                                   Discount  Rate  Adjustment  and subject to the  discount  rate  minimum.  The discount rate minimum,  beginning on the  effective  date of the benefit,  is three percent,  and will decline  monthly over the first  twenty-four  months
                                   following  the  effective   date  of  the  benefit  to  one  percent  in  the
                                   twenty-fifth   month,  and  will  remain  at  one  percent  for  every  month thereafter.  Once  selected,  we will not  change  the  applicable  benchmark index. However, if the benchmark index is discontinued,  we will substitute a successor  benchmark  index, if there is one.  Otherwise we will substitute a comparable  benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

                             The  formula,  which is set on the  effective  date and is not  changed  while  the benefit  is in effect,  determines,  on each  Valuation  Day,  when a  transfer  is required.

                             The  formula  begins by  determining  the  value on that  Valuation  Day  that,  if appreciated at the applicable  discount rate,  would equal the guarantee  amount at the end of each applicable  guarantee  period. We call the greatest of these values the "current liability (L)."

                             L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

                             Next the formula calculates the following formula ratio:

                             r = (L - B) / (Vv + Vf)

                             If the formula ratio  exceeds an upper target  value,  then all or a portion of the
                             Account Value will be transferred to the AST bond portfolio Sub-account  associated with the current  liability  subject to the rule that prevents a transfer into that
                             AST  bond  portfolio  Sub-account  if 90% or  more  of  Account  Value  is in  that
                             Sub-account  (the "90%  cap").  If at the time we make a  transfer  to the AST bond portfolio Sub-account  associated with the current liability there is Account Value allocated to an AST bond portfolio

                             Sub-account not associated with the current liability,  we will transfer all assets from that AST bond  portfolio  Sub-account  to the AST bond  portfolio  Sub-account associated with the current liability.

                             The formula will transfer  assets into the AST bond  portfolio  Sub-account  if r >
                             Cu, subject to the 90% cap.

                             The transfer amount is calculated by the following formula:

                             T = {Min(MAX(0, (.90 * (Vv + Vf + B)) - B), [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

                             If the formula  ratio is less than a lower target value and there are assets in the
                             AST bond portfolio  Sub-account,  then the formula will transfer  assets out of the
                             AST bond portfolio Sub-account into the elected Sub-accounts.

                             The formula will transfer  assets out of the AST bond portfolio  Sub-account if r ‹
                             Cl and B > 0.

                             The transfer amount is calculated by the following formula:

                             T = {Min(B, - [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

                             If following a transfer to the elected Sub-accounts,  there are assets remaining in a AST bond portfolio  Sub-account  not associated  with the current  liability,  we will transfer all assets from that AST bond  portfolio  Sub-account to the AST bond portfolio Sub-account associated with the current liability.

                             If transfers  into the AST bond  portfolio  Sub-account  are  restricted due to the operation of the 90% cap,  then we will not perform any  intra-AST  bond  portfolio
                             Sub-account  transfers.  However,  if assets  transfer out of an AST bond portfolio
                             Sub-account and into the elected  Sub-accounts  due to the maturity of the AST bond portfolio,  by  operation  of the  formula,  assets may  subsequently  transfer  to another AST bond portfolio  Sub-account that is associated with a future guarantee, subject to the 90% cap.

                             I. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO
                             We revise the following line item (and footnote 3) in the section of your prospectus entitled "Your Optional Benefit Fees and Charges" to read as appears below.  This change reflects the fact that the current charge and maximum charge for this benefit are the same, and thus clarifies the comparable portion of the
                             May 1, 2009 prospectus.

                                                    YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/

                                    OPTIONAL
                                  BENEFIT FEE/
                                     CHARGE                                      TOTAL
                               (as a percentage of                TOTAL         ANNUAL
                                 Sub-account net      TOTAL      ANNUAL        CHARGE /2/
                                 assets, unless      ANNUAL    CHARGE /2/         for
                                    otherwise      CHARGE /2/  for OPTIMUM      OPTIMUM
OPTIONAL BENEFIT                   indicated)      for OPTIMUM    FOUR     /2/   PLUS
-----------------------------------------------------------------------------------------
HIGHEST DAILY GRO
Current and Maximum Charge /3/        0.60%           1.85%       2.25%          2.25%

-----------------------------------------------------------------------------------------

HOW CHARGE IS DETERMINED
1 Highest Daily GRO: Charge for this benefit is assessed  against the average daily net assets of the  Sub-accounts.  If you elected the benefit prior to May 1, 2009,  the fees are as follows:  The current charge is .35% of Sub-account  assets.  For Optimum,  1.60%
total annual charge applies in Annuity years 1-8 and 1.00%  thereafter.  For Optimum Four,  2.00% total annual charge applies in all
Annuity  years,  and for Optimum Plus,  2.00% total annual  charge  applies in Annuity  Years 1-10 and is 1.00%  thereafter.  If you elected the benefit on or after May 1, 2009,  the fees are as follows:  For Optimum,  1.85% total annual  charge  applies in Annuity years 1-8 and 1.25%  thereafter.  For Optimum Four,  2.25% total annual charge applies in all Annuity  years,  and for Optimum Plus,
2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
2 The Total Annual Charge includes the Insurance Charge and Distribution  Charge (if applicable)  assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional  benefit,  the Total Annual Charge would be higher to include the charge for each optional benefit.
3 Because there is no higher charge to which we could  increase the current  charge,  the current  charge and maximum charge are one and the same.  Thus,  so long as you retain the benefit,  we cannot  increase your charge for the benefit.  However,  subject to any regulatory  approval,  we do reserve  the right to increase  the charge for  newly-issued  Annuities  that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

J.  OTHER INFORMATION:

a.       Contingent on shareholder  approval,  effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the AST First Trust Capital  Appreciation  Target Portfolio.  Thereafter,  the AST Focus Four Plus Portfolio will cease to exist,  and any  Account  Value  that had been  invested  in the AST Focus  Four Plus  Portfolio  Sub-account immediately  prior to the merger will be transferred  into the AST First Trust Capital  Appreciation  Target Portfolio
              Sub-account.

b.        The following  underlying  portfolios are added as Sub-accounts to your Annuity effective January 4, 2010,  however please note that you may not make Purchase  Payments to, or transfer Account Value to or from, these  Sub-accounts,  and that these  Sub-accounts  are available only with certain living  benefits.  In the section  entitled  "Summary of Contract
              Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Annual Expenses:
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
                                                                                                                Acquired
                                                                                                                Portfolio   Total Annual
                                                                                         Other      (12b-1)      Fees &       Portfolio
                       UNDERLYING PORTFOLIO                          Management Fee    Expenses       Fee       Expenses      Expenses
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
                   AST Bond Portfolio 2017                               0.65%*         0.31%**      0.00%        0.00%       0.96%***
                   AST Bond Portfolio 2021                               0.65%*         0.31%**      0.00%        0.00%       0.96%***

   * The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2017, the AST Bond Portfolio  2021, the AST Bond Portfolio  2015, the AST Bond Portfolio  2016,
   the AST Bond  Portfolio  2018,  the AST Bond Portfolio  2019,  the AST Bond  Portfolio  2020,  and the AST Investment  Grade Bond
   Portfolio (each, a Bond Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million, each Portfolio's investment management fee rate will equal 0.65% of its average daily net assets.  In the event the combined  average daily net assets of the
   Bond Portfolios  exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65%
   applies and the portion of a Portfolio's  assets to which the investment  management fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                         [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

            [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

  ** Estimates  based on an assumed  average daily net asset level of $50 million for each  Portfolio  during the fiscal year ending
   December 31, 2010. As used in connection with each Portfolio,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees,  transfer agency fees, fees paid to non-interested  Trustees,  and certain other miscellaneous  items. Each Portfolio also will pay participating  insurance companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary  asset-based  breakpoints.  Such administrative fee will compensate  participating  insurance companies for providing certain services to beneficial  shareholders in lieu of the
   Trust, including the printing and mailing of fund prospectuses and shareholder reports.

  *** Estimates  based on an assumed  average daily net asset level of $50 million for each Portfolio  during the fiscal year ending
   December 31, 2010. The Investment  Managers have  contractually  agreed to waive a portion of their  investment  management  fees and/or  reimburse  certain expenses for each Portfolio so that each  Portfolio's  investment  management fees plus other expenses
   (exclusive in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  acquired fund fees and expenses,  and extraordinary  expenses) do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31,
   2010.

c.       In the section entitled "Investment Options", we add the following to the table of Investment Objectives/Policies"

    ---------------------------------------------------------------------------------------------------------------------------------
         STYLE/TYPE                                                                                             PORTFOLIO ADVISOR/
                                                    INVESTMENT OBJECTIVES/POLICIES                                 SUB-ADVISOR
    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------
                                                        ADVANCED SERIES TRUST
    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------
                         AST Bond Portfolio 2017:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
        Fixed Income     a fixed  maturity of 2017.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.
    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------
                         AST Bond Portfolio 2021:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
        Fixed Income     a fixed  maturity of 2021.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.
    ---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Prudential Annuities Life Assurance Corporation
Advanced Series CornerstoneSM (AS Cornerstone)
Advanced Series XTra Credit SIXSM (XT6)
Advanced Series LifevestSM II (ASL II)

                                                     Supplement dated November 16, 2009
                                                                     To
                                                       Prospectuses dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

This supplement describes two new guaranteed minimum accumulation benefits called Highest DailySM Guaranteed Return OptionSM II and
Guaranteed Return OptionSM Plus II. Each of these benefits is an optional benefit available under each of the above-referenced Annuities.

This supplement also describes an option available to those currently participating in Highest Daily GROSM or GRO Plus 2008SM, under which they may elect, at no cost, a "90% cap rule" that limits the amount of Account Value that may be transferred into the required AST bond portfolio Sub-account. If you elect the 90% cap rule, we will replace the current formula governing asset transfers under the benefit with a formula that will transfer no more than 90% of Account Value into the applicable AST bond portfolio Sub-account.

Highest DailySM Guaranteed Return OptionSM II (HD GROSM II) and Guaranteed Return OptionSM Plus II (GRO Plus II) are guaranteed optional accumulation benefits. In contrast to an optional lifetime income benefit that guarantees a specified amount of withdrawals for life, an accumulation benefit guarantees a minimum account value as of a designated future date. Thus, either HD GRO II or GRO Plus II may be an appropriate option for an annuity owner who wants a guaranteed minimum account value after a specified number of years. Because the guarantee inherent in each benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please see the introductory section of "Living Benefits" in the prospectus for a general discussion of our optional living benefits. As is the case with optional living benefits in general, the fulfillment of our guarantee under these benefits is dependent on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Guaranteed Return Option PlusSM (GRO Plus)SM/Guaranteed Return Option Plus 2008SM (GRO Plus 2008)SM/ Guaranteed Return OptionSMPlus II (GRO
Plus II)/Guaranteed Return Option (GRO)(R)/Highest Daily Guaranteed Return Option (Highest Daily GRO)SM /Highest DailySM Guaranteed Return
OptionSM II (HD GROSMII): Each of GRO Plus, GRO Plus 2008, GRO, GRO Plus II, Highest Daily GRO, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

B. We revise the section entitled "Your Optional Benefit Fees and Charges" to add the following line items that set forth the fee for each of HD GRO II and GRO Plus II:

                                         YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
                     -------------------------------------------------------------------------------------
                                                          OPTIONAL
                                                        BENEFIT FEE/
                                                           CHARGE
                                                     (as a percentage of    TOTAL
                                                       Sub-account net     ANNUAL      TOTAL      TOTAL
                                                       assets, unless    CHARGE /2/    ANNUAL    ANNUAL
                                                          otherwise        for AS    CHARGE /2/ CHARGE /2/
                     OPTIONAL BENEFIT                    indicated)      Cornerstone for ASL II  for XT6
                     -------------------------------------------------------------------------------------
                     GRO PLUS II

                     Current and Maximum Charge /3/         0.60%           1.75%       2.25%     2.25%

                     -------------------------------------------------------------------------------------
                     HIGHEST DAILY GRO II

                     Current and Maximum Charge /3/         0.60%           1.75%       2.25%     2.25%

                     -------------------------------------------------------------------------------------

HOW CHARGE IS DETERMINED
1) GRO Plus II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For AS Cornerstone, the 1.75%
total annual charge applies in all Annuity Years. For ASL II, the 2.25% total annual charge applies in all Annuity Years. For XT6, the
2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. Highest Daily GRO II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For AS Cornerstone, the 1.75% total annual charge applies in all Annuity Years.
For ASL II, the 2.25% total annual charge applies in all Annuity Years. For XT6, the 2.25% total annual charge applies in Annuity Years
1-10 and is 1.25% thereafter.
2) The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
3) Because there is no higher charge to which we could increase the current chare, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit. However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

C. The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:
Guaranteed Return Option Plus 2008*
Highest Daily GRO*
Guaranteed Return Option Plus II
Highest Daily GRO II
* No longer available for new elections in a given state once Highest Daily GRO II and GRO Plus II, respectively, is approved in that State.

D. With respect to the "Investment Options" section of the prospectus, we clarify that those electing either Guaranteed Return Option Plus
II or Highest Daily Guaranteed Return Option II must limit their investment options to either the Group I investment options or Group II
Optional Allocation & Rebalancing Program investment options set forth below:

                                                   Group I: Allowable Benefit Allocations:

Permitted Sub-accounts
AST Academic Strategies Asset Allocation
AST Advanced Strategies
AST Balanced Asset Allocation
AST Capital Growth Asset Allocation
AST CLS Growth Asset Allocation
AST CLS Moderate Asset Allocation
AST First Trust Balanced Target
AST First Trust Capital Appreciation Target
AST Horizon Growth Asset Allocation
AST Horizon Moderate Asset Allocation
AST Niemann Capital Growth Asset Allocation
AST Preservation Asset Allocation
AST Schroders Multi-Asset World Strategies
AST T. Rowe Price Asset Allocation

Franklin Templeton VIP Founding Funds Allocation Fund

                                             Group II: Optional Allocation & Rebalancing Program

Permitted Sub-accounts

AST Academic Strategies Asset Allocation
AST Advanced Strategies
AST Aggressive Asset Allocation
AST AllianceBernstein Core Value
AST AllianceBernstein Growth & Income
AST American Century Income & Growth
AST Balanced Asset Allocation
AST Capital Growth Asset Allocation
AST CLS Growth Asset Allocation
AST CLS Moderate Asset Allocation
AST Cohen & Steers Realty
AST DeAM Large-Cap Value
AST Federated Aggressive Growth
AST First Trust Balanced Target
AST First Trust Capital Appreciation Target
AST Global Real Estate
AST Goldman Sachs Concentrated Growth
AST Goldman Sachs Mid-Cap Growth
AST Goldman Sachs Small-Cap Value
AST High Yield
AST Horizon Growth Asset Allocation
AST Horizon Moderate Asset Allocation
AST International Growth
AST International Value
AST Jennison Large-Cap Growth
AST Jennison Large-Cap Value
AST JPMorgan International Equity
AST Large-Cap Value
AST Lord Abbett Bond-Debenture
AST Marsico Capital Growth
AST MFS Global Equity
AST MFS Growth
AST Mid-Cap Value
AST Money Market
AST Neuberger Berman Mid-Cap Growth
AST Neuberger Berman/LSV Mid-Cap Value
AST Neuberger Berman Small-Cap Growth
AST Niemann Capital Growth Asset Allocation
AST Parametric Emerging Markets Equity
AST PIMCO Limited Maturity Bond
AST PIMCO Total Return Bond
AST Preservation Asset Allocation
AST QMA US Equity Alpha
AST Schroders Multi-Asset World Strategies Asset Allocation
AST Small-Cap Growth
AST Small-Cap Value
AST T. Rowe Price Asset Allocation
AST T. Rowe Price Global Bond
AST T. Rowe Price Large-Cap Growth
AST T. Rowe Price Natural Resources
AST UBS Dynamic Alpha
AST Western Asset Core Plus Bond

Franklin Templeton VIP Founding Funds Allocation Fund

ProFund VP*

Consumer Goods
Consumer Services
Financials
Industrials
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Real Estate
Small-Cap Growth
Small-Cap Value
Telecommunications
Utilities

* For those who acquired XT6 or ASL II on or after May 26, 2008, we limited the available ProFund Portfolios. In addition, we noted that no
ProFund Portfolios are available to owners of AS Cornerstone. Please be aware of these limitations in considering whether to elect the
Optional Allocation & Rebalancing Program.

E. Guaranteed Return Option Plus II
We add the following to the section entitled "Living Benefits."

GUARANTEED RETURN OPTION Plus II (GRO Plus II)

You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO Plus
II and then re-elect the benefit on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus
II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit and the Plus40 Optional Life
Insurance Rider. As detailed below under "Key Feature--Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee,
GRO Plus II offers the possibility of an enhanced guarantee. You may "manually" lock in an enhanced guarantee once per "benefit year"
(i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year.

We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you "manually" locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions (see below "Key Feature -
Allocation of Account Value").

Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The
Annuity Payment Option?" in the prospectus for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program. The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase
Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1,
2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio
Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:
o        The Issue Date is December 1, 2010
o        The benefit is elected on December 1, 2010
o        The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000
o        An enhanced guarantee amount of $300,000 is locked in on December 1, 2011
o        The Account Value immediately prior to the withdrawal is equal to $300,000
o        No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

Here is the calculation (figures are rounded):

                              Withdrawal Amount divided by                                 $ 50,000
                              Account Value before withdrawal                              $300,000
                              Equals ratio                                                    16.67%
                              All guarantees will be reduced by the above ratio (16.67%)
                              Base guarantee amount                                        $166,667
                              Enhanced guarantee amount                                    $250,000

Key Feature - Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required Bond Portfolio Sub-accounts discussed below) as the "Permitted Sub-accounts."

GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts in certain other scenarios. The formula is set forth in Section H of this Supplement. A summary description of each AST bond portfolio Sub-account appears within the
Prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?" You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to
www.prudentialannuities.com.

For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in
2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have
Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a Sub-account. Please see the Prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio
Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the
AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently,
79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts  in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred.
Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.
Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio
Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio
Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the
Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account
, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio
Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
o        March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
         Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) - the
         $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
         18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
o        Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit.
We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted
Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio
Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

.. The difference between your Account Value and your guarantee amount(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
o        The discount rate used to determine the present value of your guarantee(s);
o        Additional purchase payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account
Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

Election/Cancellation of the Benefit

GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the
Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
(d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the predetermined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations) . Upon your re-election of GRO Plus
II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the formula
(see "Key Feature - Allocation of Account Value" above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II. You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO
Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

Special Considerations under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted
         Sub-accounts are those described in Section D of this supplement. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
o        Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
o        If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
         (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit.

Closing of GRO Plus 2008.  GRO Plus 2008 is described in the section of the prospectus entitled "Living Benefits ". GRO Plus 2008 will no longer be available for new elections (or re-adds)  in those jurisdictions where we have received regulatory approval to offer GRO Plus
II.  If you currently participate in GRO Plus 2008, this closing does not affect you or the guarantees associated with your benefit.
However, subsequent to the closure, you will no longer be allowed to re-elect GRO Plus 2008 if you decide to terminate it.

F. Highest Daily Guaranteed Return Option II (HD GRO II)
We add the following to the section entitled "Living Benefits."

HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available.  In addition,  you may cancel HD GRO II and then  re-elect the benefit on the next  Valuation  Day if  available,  provided  that your Account  Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit,  you lose all guarantees that you had accumulated under the benefit.  The initial guarantee under the  newly-elected  benefit will be based on your current Account Value at the time the new benefit becomes  effective on your Annuity.  HD GRO II is not available if you  participate in any other living  benefit.  However,  HD GRO II may be elected  together with any optional  death  benefit,  other than the Highest Daily Value Death Benefit or the Plus40  Optional Life Insurance
Rider. As detailed below under "Key Feature - Allocation of Account  Value",  your  participation  in this benefit among other things entails your  participation  in a program that, as dictated by a  predetermined  mathematical  formula,  may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account
Value is guaranteed as the "maturity date" for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your
Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant
Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the HD GRO II benefit was added (or re-added) to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account
Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-accounts used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing January 1, 2021, then a
$30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio
Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:
o        The Issue Date is December 1, 2010
o        The benefit is elected on December 1, 2010
o        The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
o        An additional guarantee amount of $300,000 is locked in on December 1, 2011
o        The Account Value immediately prior to the withdrawal is equal to $300,000
o        No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

                           Here is the calculation (figures are rounded):

                                Withdrawal Amount divided by                                 $ 50,000
                                Account Value before withdrawal                              $300,000
                                Equals ratio                                                    16.67%
                                All guarantees will be reduced by the above ratio (16.67%)
                                Initial guarantee amount                                     $166,667
                                Additional guarantee amount                                  $250,000

Key Feature - Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST Bond Portfolio used with this benefit) as the "Permitted Sub-accounts".

HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula may not be altered once you elect the benefit. However, subject to any regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect HD GRO II and for existing
Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts in certain scenarios if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from the AST bond portfolio Sub-accounts to the Permitted Sub-accounts in other scenarios. The formula is set forth in Section H of this Supplement. A summary description of each AST bond portfolio Sub-account appears within the
Prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?" You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolios' prospectus by going to
www.prudentialannuities.com.

For purposes of operating the HD GRO II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020
(corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021
(corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred.We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected Highest Daily GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the Prospectus for your
Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio
Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the
AST bond portfolio Sub-account, and divided by the amount within the Permitted  Sub-accounts, is less than a lower target value (currently,
79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred.
Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.
Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio
Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio
Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the
Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio
Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
o        March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
         Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula), the
         $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
         18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
         Once there is a formula-initiated transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula,  the 90% cap may come into existence and be removed  multiple times while you participate in the benefit.
We will continue to monitor your Account Value daily and, if dictated by the formula,  systematically  transfer amounts between the Permitted
Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above,  each Valuation Day, the formula analyzes the difference  between your Account Value and your guarantees,  as well as how long you have owned the benefit,  and  determines  if any portion of your Account Value needs to be  transferred  into or out of the AST bond portfolio  Sub-accounts.  Therefore,  at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio
Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
o        The difference between your Account Value and your guarantee amount(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
o        The discount rate used to determine the present value of your guarantee(s);
o        Additional purchase payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account
Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

Election/Cancellation of the Benefit
HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

Special Considerations under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted
         Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
o        Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
o        If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day.
         The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized  charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for:
(a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit.

Closing of Highest Daily GRO ("HD GRO").  HD GRO is described in the section of the prospectus entitled "Living Benefits ". HD GRO will no longer be available for new elections (or re-adds) in those jurisdictions where we have received regulatory approval to offer HD GRO II.
If you currently participate in HD GRO, this closing does not affect you or the guarantees associated with your benefit. However, subsequent to the closure, you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

G. Optional 90% Cap Rule Applicable to Highest Daily GRO and GRO Plus 2008
In the section entitled "Living Benefits - Highest Daily GRO" and "Living Benefits - GRO Plus 2008 ", we add the following description of an optional feature for owners of Highest Daily GRO and GRO Plus 2008 that limits the amount of Account Value that can be allocated to the
AST bond portfolio Sub-account used with each benefit.

OPTIONAL FEATURE FOR HIGHEST DAILY GRO and GRO PLUS 2008

If you currently own an Annuity and have elected, as of the date of this Supplement, the Highest Daily GRO benefit or the GRO Plus 2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a new asset transfer formula. The new predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the asset transfer formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix I in your prospectus, and is provided below.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that
Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90%
of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account , only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted
Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer
AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio
Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio
Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the
Transfer AST bond portfolio Sub-account.

If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts.
This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire
Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account
Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio
Sub-account).

For example,
o        March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
o        March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
o        As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula)  the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio
         Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
o        Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio
Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
(d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio
Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible than an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day, and in some instances (based upon the formula)
this additional transfer could be large.  Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio
Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio
Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

Important Considerations When Electing this Feature:
o        At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
o        Please be aware that because of the way the 90% cap rule asset transfer formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
o        If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
o        Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing Highest
         Daily GRO benefit or GRO Plus 2008 benefit.

The following is added to Appendix I in your prospectus:

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST DAILY GRO
                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value. Currently, it is 79%.
o        Ct is the middle target value. Currently, it is 82%.
o        Cu is the upper target value. Currently, it is 85%.
o        T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

For each guarantee provided under the benefit,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter.
         Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

     Transfer Calculation

     The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

     On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

      If (B / (V + B) > .90), then

     T = B - [(V + B) * .90]

     If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio
     Sub-account occurs.

     On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / V

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio
Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

                                                 T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected
Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

H. FORMULA FOR HIGHEST DAILY GRO II AND GRO PLUS II

                                        THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                        TRANSFER CALCULATION FORMULA:
o        AV is the current Account Value of the Annuity
o        Vv is the current Account Value of the elected Sub-accounts of the Annuity
o        Vf is the current Account Value of any fixed-rate Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value. Currently, it is 79%.
o        Ct is the middle target value. Currently, it is 82%.
o        Cu is the upper target value. Currently, it is 85%.
o        T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

For each guarantee provided under the benefit,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter.
         Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / (Vv + Vf)

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio
Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap`"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (Vv + Vf + B)) - B), [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap , then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected
Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

I. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO
We revise the following line item (and footnote 3) in the section of your prospectus entitled "Your Optional Benefit Fees and Charges" to read as appears below.  This change reflects the fact that the current charge and maximum charge for this benefit are the same, and thus corrects the comparable portion of the May 1, 2009 prospectus.

                                         YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
                     -------------------------------------------------------------------------------------
                                                          OPTIONAL
                                                        BENEFIT FEE/
                                                           CHARGE
                                                     (as a percentage of    TOTAL
                                                       Sub-account net     ANNUAL      TOTAL      TOTAL
                                                       assets, unless    CHARGE /2/    ANNUAL    ANNUAL
                                                          otherwise        for AS    CHARGE /2/ CHARGE /2/
                     OPTIONAL BENEFIT                    indicated)      Cornerstone for ASL II  for XT6
                     -------------------------------------------------------------------------------------
                     HIGHEST DAILY GRO

                     Current and Maximum Charge /3/         0.60%           1.75%       2.25%     2.25%

                     -------------------------------------------------------------------------------------

HOW CHARGE IS DETERMINED

1)  Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For AS Cornerstone, 1.50% total annual charge applies in all Annuity Years. For ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For AS Cornerstone, 1.75% total annual charge applies in all Annuity Years. For ASL II, 2.25% total annual charge applies in all
Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
2)  The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
3)  Because there is no higher charge to which we could increase the current charge, the current and maximum charge are on and the same.
Thus, so long as you retain the benefit, we cannot increase your charge for the benefit. However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

J.  OTHER INFORMATION:

a.       Contingent on shareholder approval, effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the
              AST First Trust Capital Appreciation Target Portfolio.  Thereafter, the AST Focus Four Plus Portfolio will cease to exist, and any Account Value that had been invested in the AST Focus Four Plus Portfolio Sub-account immediately prior to the merger will be deposited into the AST First Trust Capital Appreciation Target Portfolio Sub-account.

b.       The following underlying portfolios are added as Sub-accounts to your Annuity effective January 4, 2010, however please note that you may not make Purchase Payments to, or transfer Account Value from, these Sub-accounts, and that these Sub-accounts are available only with certain living benefits.  In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Annual Expenses:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

                       UNDERLYING PORTFOLIO                          Management Fee      Other     (12b-1)      Acquired    Total Annual
                                                                                       Expenses       Fee       Portfolio     Portfolio
                                                                                                                 Fees &       Expenses
                                                                                                                Expenses

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

AST Bond Portfolio 2017                                                  0.65%*         0.31%**      0.00%        0.00%       0.96%***

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------
------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

AST Bond Portfolio 2021                                                  0.65%*         0.31%**      0.00%        0.00%       0.96%***

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

   * The contractual  investment  management fee rate is subject to certain  breakpoints.  In the event the combined average daily net assets of the AST Bond  Portfolio  2017, the AST Bond Portfolio  2021,  the AST Bond  Portfolio  2015, the AST Bond Portfolio  2016, the AST Bond
   Portfolio  2018, the AST Bond  Portfolio  2019, the AST Bond  Portfolio  2020, and the AST Investment  Grade Bond Portfolio  (each, a Bond
   Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million,  each Portfolio's  investment management fee rate will equal
   0.65% of its average daily net assets. In the event the combined average daily net assets of the Bond Portfolios exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65% applies and the portion of a Portfolio's  assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                             [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

                [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

  ** Estimates  based on an assumed  average daily net asset level of $50 million for each Portfolio  during the fiscal year ending  December
   31, 2010. As used in connection with each Portfolio,  "other expenses" includes expenses for accounting and valuation services,  custodian fees, audit and legal fees,  transfer agency fees, fees paid to  non-interested  Trustees,  and certain other  miscellaneous  items.  Each
   Portfolio also will pay participating  insurance  companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based  breakpoints.  Such administrative fee will compensate  participating insurance companies  for providing  certain  services to beneficial  shareholders  in lieu of the Trust,  including the printing and mailing of fund prospectuses and shareholder reports.

  *** Estimates  based on an assumed  average daily net asset level of $50 million for each Portfolio  during the fiscal year ending December
   31, 2010. The Investment  Managers have  contractually  agreed to waive a portion of their  investment  management  fees and/or  reimburse certain expenses for each Portfolio so that each  Portfolio's  investment  management fees plus other expenses  (exclusive in all cases of taxes,  interest,  brokerage commissions,  distribution fees, acquired fund fees and expenses,  and extraordinary  expenses) do not exceed
   1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2010.

c.       In the section entitled, "Investment Options," we add the following table of Investment Objectives/Policies"

    ---------------------------------------------------------------------------------------------------------------------------------

         STYLE/TYPE                                                                                             PORTFOLIO ADVISOR/
                                                    INVESTMENT OBJECTIVES/POLICIES                                 SUB-ADVISOR

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                                                        ADVANCED SERIES TRUST

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

        Fixed Income     AST Bond Portfolio 2017: seeks the highest potential total return consistent with    Prudential Investment
                         its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2017.  Please note that you may not make Purchase Payments to,
                         or transfer Account Value to or from, this portfolio, and that this portfolio is        Management, Inc.
                         available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2021: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for  Prudential Investment
        Fixed Income     a fixed maturity of 2021.  Please note that you may not make Purchase Payments to,      Management, Inc.
                         or transfer Account Value to or from, this portfolio, and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------

                                                                   PART C

                                                              OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

10      Written Consent of Independent Registered Public Accounting Firm*

* Filed herewith.

                                                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Shelton and the State of Connecticut on this 21st day of October 2009

                                     PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                                 Registrant

                                             By: Prudential Annuities Life Assurance Corporation
                                                                  Depositor

/s/C. Christopher Sprague
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                   Title                                       Date
                                            (Principal Executive Officer)
Stephen Pelletier*                          Chief Executive Officer and President       October 21, 2009
Stephen Pelletier

                                            (Principal Financial Officer and
Kenneth Y. Tanji*                   Principal Accounting Officer)
Kenneth Y. Tanji                            Executive Vice President and Chief Financial Officer

(Board of Directors)
James Avery*
James Avery

Stephen Pelletier*
Stephen Pelletier

Kenneth Y. Tanji*
Kenneth Y. Yanji

Helen Galt*
Helen Galt

Bernard J. Jacob*
Bernard J. Jacob

By: /s/C. Christopher Sprague
    C. Christopher Sprague

*Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

                                                                  Exhibits

10. Written Consent of Independent Registered Public Accounting Firm